UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-08846

Tributary Funds, Inc.

(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC

1620 Dodge Street

Omaha, Nebraska 68197

(Address of principal executive offices)

Daniel W. Koors

Jackson Fund Services

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 662-4203

Date of Fiscal Year End: March 31

Date of Reporting Period: April 1, 2011 – September 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

TRIBUTARY FUNDS

Tributary Funds®

Semi-Annual Report

September 30, 2011

Tributary Short-Intermediate Bond Fund
Institutional Class: FOSIX
Institutional Plus Class: FOSPX

Tributary Income Fund
Institutional Class: FOINX
Institutional Plus Class: FOIPX

Tributary Balanced Fund
Institutional Class: FOBAX
Institutional Plus Class: FOBPX

Tributary Core Equity Fund
Institutional Class: FOEQX
Institutional Plus Class: FOEPX

Tributary Large Cap Growth Fund
Institutional Class: FOLCX
Insitutional Plus Class: FOLPX

Tributary Growth Opportunities Fund
Institutional Class: FOGRX
Institutional Plus Class: FOGPX

Tributary Small Company Fund
Institutional Class: FOSCX
Institutional Pluss Class: FOSBX

Notice to Investors

Shares of Tributary Funds:

• Are Not FDIC Insured • May Lose Value • Have No Bank Guarantee

Investors should carefully consider the investment objectives, risks, charges and expenses of the Tributary Funds. Mutual funds involve risk including loss of principal. This and other important information about the Tributary Funds is contained in the prospectus, which can be obtained by calling 1-800-662-4203 or by visiting www.tributaryfunds.com. The prospectus should be read carefully before investing. The Tributary Funds are distributed by Northern Lights Distributors, LLC member FINRA. Northern Lights and the Tributary Funds' investment adviser are not affiliated.

SEMI-ANNUAL REPORT 2011

SEMI-ANNUAL REPORT 2011

Dear Shareholder,

In the 2010 annual report, we wrote, “We are currently in the process of re-calibrating our course for the next 10 years and like what we see. We feel we have built a fundamentally strong fund complex, one with strong overall performance based on solid long-term thinking. In the coming months, we will be working on a strategic plan that, if executed correctly, should allow us to achieve the type of scope and scale critical to our long-term growth. As much as the last 10 years has been about strengthening the offerings and broadening the scope of those offerings, we hope the next 10 years will be about distribution. We hope to have exciting news before we close out 2010, including success in opening new distribution channels for your funds.” We are pleased to report that at the end of 2010, Tributary was hired by a large institution to provide investment management services resulting in over $200 million in new assets. We are also currently in discussions with several large, well known national brokerage wirehouses and mutual fund distributors, that if successful, would further enhance our ability to offer the Funds at a national level. Stay tuned!

In keeping with our mission to focus on our core competencies, in July of this year shareholders ratified a decision recommended by the Board of Directors to merge the Tributary International Equity Fund (the “Fund”) into Federated Investors International Leaders Fund (“Federated Fund”). Our number one obligation is to our shareholders, and we were not satisfied with the overall performance of the Fund. In looking at our options, we believe that by merging the Fund into the Federated Fund, our shareholders would be well served by a strong performing fund with a very consistent and tenured process and staff, all while being part of a very well respected and long serving fund family.

On the macro economic front, with all of the structural headwinds created by a decade long debt binge, global growth remains a mixed bag, with expectations for developed countries somewhat anemic going forward. At the same time, the growth expectation in emerging economies around the world remains strong, particularly in the Asia-Pacific area (ex-Japan) with some economists expecting 7 to 8 percent increases in 2012.

In the U.S., unemployment remains stubbornly high. This current recovery mirrors closely the “jobless” expansions of 2001 and 1991 and lags the last six post World War II expansions, with the unemployment rate currently over 9 percent. The private sector, including services and manufacturing, continues to expand, somewhat counter-balancing the significant structural issues confronting the public sector.

Overall, residential housing remains a significant headwind to the U.S. economy. Although home prices are at very attractive levels relative to history, vacancy rates remain at levels not seen in a generation. Even with historically low interest rates, prospective buyers remain elusive, perhaps waiting for prices to fall further or unable to qualify for loans due to extremely tight lending standards.

Of the three main drivers of the economy, the private sector (Corporate America) by far has been the most resilient and healthy over the last several years. Balance sheets are very strong, with vast amounts of cash reserves. Earnings have been steady and improving. The consumer, who represents approximately two-thirds of our economy, has begun a very long process of deleveraging, which could take several more years to play out before financial health can be restored. Finally, we are all painfully aware of the issues at the federal government level, and it is hard to see any concrete resolution or clarity around fiscal policy before next year’s elections.

SEMI-ANNUAL REPORT 2011

In the midst of all of this depression, there does appear to be a silver lining. Stocks are cheap. Although the macro environment remains somewhat uncertain and unstable over the short to intermediate term, investors with long-term time horizons now have an opportunity to buy stocks at levels only seen a handful of times over the course of the last century. Investing is a counter-intuitive business, where one must sell when others are buying, and buy when others are selling. In our opinion, there seems to be tremendous value embedded in very large, very high quality, dividend paying U.S. based multi-national corporations. Many of these companies have extremely strong balance sheets, high levels of cash and exposure to all of the strongest growing economies in the world. Additionally, with most of them domiciled in the U.S., they have the benefit of our legal, accounting and political systems. While the U.S.’s institutions are not perfect, in our opinion, they are still superior to any others in the world.

On the other hand, one must remain somewhat skeptical of the long-term prospects for bonds. After a nearly 30-year bull market, bonds appear to be extremely over-valued. Even with the substantial fiscal issues confronting this country, as well as the recent downgrade by S&P of the U.S.’s credit rating, U.S. treasuries are selling at historically high prices with historically low yields. As part of a well diversified portfolio, bonds should play an important role. Bonds, particularly sovereign (treasury) bonds, act as a natural hedge especially in the uncertain times we live in today. However, many investors need to consider that bonds can and will suffer capital impairment as rates rise.

We appreciate the trust you put in the Tributary Funds, and don’t take this responsibility lightly. We look forward to serving your investing needs for many years to come!

Best Regards,

Stephen R. Frantz

President

sfrantz@tributarycapital.com

Comments are provided as a general market overview and should not be considered investment advice or predictive of any future market performance.

SEMI-ANNUAL REPORT 2011

PORTFOLIO COMPOSITION*

September 30, 2011 (Unaudited)

Short-Intermediate Bond Fund	Percentage of Total Investments

Corporate Bonds and Notes	43.2%
Mortgage Related	24.1%
U.S. Treasury Securities	18.2%
U.S. Government Mortgage-Backed Securities	7.0%
Municipals	3.4%
Short Term Investments	2.3%
Mutual Funds	1.2%
Other	0.6%

100.0%

Income Fund	Percentage of Total Investments

U.S. Government Mortgage-Backed Securities	29.1%
Corporate Bonds and Notes	23.7%
Mortgage Related	20.9%
U.S. Treasury Securities	17.8%
Short Term Investments	3.0%
Municipals	2.8%
Mutual Funds	1.2%
Exchange Traded Funds	0.8%
Other	0.7%

100.0%

Balanced Fund	Percentage of Total Investments

Financials	16.5%
Government Securities	12.5%
Information Technology	10.6%
Short Term Investments	10.0%
Consumer Discretionary	9.5%
Health Care	8.9%
Consumer Staples	8.8%
Energy	7.6%
Industrials	7.3%
Utilities	3.2%
Telecommunication Services	2.7%
Materials	2.4%

100.0%

* Portfolio composition is as of September 30, 2011 and is subject to change.

Core Equity Fund	Percentage of Total Investments

Information Technology	18.7%
Financials	13.6%
Health Care	12.7%
Consumer Staples	12.5%
Energy	12.4%
Consumer Discretionary	10.5%
Industrials	10.2%
Materials	3.6%
Utilities	3.0%
Short Term Investments	2.8%

100.0%

Large Cap Growth Fund	Percentage of Total Investments

Information Technology	22.9%
Consumer Discretionary	15.2%
Industrials	13.3%
Health Care	10.7%
Short Term Investments	10.1%
Energy	9.7%
Consumer Staples	9.1%
Materials	6.5%
Financials	2.5%

100.0%

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

PORTFOLIO COMPOSITION*

September 30, 2011 (Unaudited)

Growth Opportunities Fund	Percentage of Total Investments

Consumer Discretionary	17.7%
Information Technology	17.4%
Industrials	16.2%
Health Care	10.5%
Energy	9.3%
Short Term Investments	8.9%
Financials	7.0%
Materials	6.6%
Consumer Staples	6.4%

100.0%

Small Company Fund	Percentage of Total Investments

Financials	19.9%
Information Technology	16.6%
Industrials	15.4%
Consumer Discretionary	13.4%
Health Care	9.2%
Energy	8.0%
Materials	7.4%
Utilities	4.7%
Consumer Staples	2.8%
Short Term Investments	2.6%

100.0%

*Portfolio composition is as of September 30, 2011 and is subject to change.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 23.8%
$ 37,221	Banc of America Commercial Mortgage Inc. REMIC, 5.00%, 10/10/45	$37,211
315,000	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (a)	304,623
282,870	Bear Stearns Asset Backed Securities Trust REMIC, 0.45%, 12/25/35 (a)	273,532
630,530	Bear Stearns Asset Backed Securities Trust REMIC, 0.45%, 02/25/36 (a)	598,296
889,408	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	925,504
444,163	Chase Funding Mortgage Loan Asset-Backed Certificates REMIC, 4.60%, 01/25/15	445,911
629,474	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.40%, 02/25/30	631,490
500,000	Citicorp Mortgage Securities Inc. REMIC, 5.50%, 04/25/35	490,667
685,925	Citigroup Mortgage Loan Trust Inc. REMIC, 0.38%, 10/25/36 (a)	621,977
350,200	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	344,187
240,815	Countrywide Alternative Loan Trust REMIC, 5.64%, 08/25/36 (a)	234,739
382,785	Countrywide Asset-Backed Certificates REMIC, 0.31%, 10/25/28 (a)	376,826
401,853	Countrywide Asset-Backed Certificates REMIC, 0.47%, 06/25/34 (a)	360,122
645,269	Countrywide Asset-Backed Certificates REMIC, 0.41%, 12/25/34 (a)	520,832
336,949	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	325,861
565,634	Countrywide Asset-Backed Certificates REMIC, 0.58%, 08/25/47 (a)	523,443
266,433	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	263,328
580,000	First Union National Bank Commercial Mortgage REMIC, 6.67%, 12/12/33	580,331
800,000	GS Mortgage Securities Corp., 3.65%, 03/11/44 (b)	811,791
173,285	Home Equity Asset Trust REMIC, 0.34%, 07/25/37 (a)	167,512
348,366	JPMorgan Mortgage Trust REMIC, 5.50%, 04/25/36	346,467
895,000	Long Beach Mortgage Loan Trust REMIC, 1.13%, 10/25/34 (a)	626,651
381,201	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	373,859

Principal Amount	Security Description	Value
$ 150,818	Nationstar Home Equity Loan Trust REMIC, 0.29%, 06/25/37 (a)	$148,943
289,835	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	136,916
587,895	Popular ABS Mortgage Pass-Through Trust REMIC, 4.61%, 05/25/35 (a)	588,109
134,921	Popular ABS Mortgage Pass-Through Trust REMIC, 4.62%, 05/25/35 (a)	134,616
626,467	Preferred Term Securities XXIV Ltd., 0.65%, 03/22/37 (a) (b) (g)	344,557
567,564	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	554,775
402,998	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	411,605
124,890	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	126,110
353,768	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	315,281
460,706	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	410,838
555,493	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	522,313
362,435	Residential Asset Securities Corp. REMIC, 3.87%, 06/25/33	339,673
359,852	Residential Asset Securities Corp. REMIC, 0.42%, 03/25/35 (a)	337,392
505,929	Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (a) (b)	505,325
85,321	Structured Asset Securities Corp. REMIC, 5.50%, 07/25/33	85,863
710,934	Wachovia Bank Commercial Mortgage Trust REMIC, 5.08%, 03/15/42 (a)	764,610
393,152	Wells Fargo Home Equity Trust REMIC, 0.37%, 07/25/36 (a)	338,511

Total Non-U.S. Government Agency Asset-Backed Securities (cost $16,578,633)		16,250,597

Corporate Bonds - 42.6%
Consumer Discretionary - 3.6%
505,000	Comcast Corp., 6.50%, 01/15/15	575,558
300,000	Hanesbrands Inc., 8.00%, 12/15/16	317,250
520,000	Maytag Corp., 5.00%, 05/15/15	561,841
375,000	Mohawk Industries Inc., 6.88%, 01/15/16	387,187
585,000	Newell Rubbermaid Inc., 5.50%, 04/15/13	618,528

		2,460,364
Consumer Staples - 3.4%
423,000	Bottling Group LLC, 4.63%, 11/15/12	441,919
585,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	603,538

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
$ 548,000	Kellogg Co., 5.13%, 12/03/12	$574,228
335,000	SUPERVALU Inc., 8.00%, 05/01/16	316,575
375,000	Wal-Mart Stores Inc., 5.00%, 04/05/12	383,334

		2,319,594
Energy - 2.5%
615,000	ConocoPhillips, 4.60%, 01/15/15	673,716
460,000	Enterprise Products Operating LLC, 9.75%, 01/31/14	538,270
500,000	Occidental Petroleum Corp., 1.75%, 02/15/17	496,241

		1,708,227
Financials - 22.1%
540,000	ACE INA Holdings Inc., 5.60%, 05/15/15	604,224
585,000	American Express Credit Corp., 7.30%, 08/20/13	640,350
700,000	Bank of America Corp., 4.50%, 04/01/15	663,421
890,000	Bank of New York Mellon, 6.38%, 04/01/12	913,823
600,000	Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	644,090
615,000	Citigroup Inc., 6.50%, 08/19/13	647,162
300,000	Citigroup Inc., 4.75%, 05/19/15	307,423
720,000	General Electric Capital Corp., 0.61%, 09/15/14 (a)	689,149
620,000	Goldman Sachs Group Inc., 6.00%, 05/01/14	656,413
540,000	Hartford Financial Services Group Inc., 4.00%, 03/30/15	543,215
620,000	JPMorgan Chase & Co., 5.15%, 10/01/15	654,277
510,000	KeyBank NA, 4.95%, 09/15/15	542,856
1,525,000	KeyBank NA (guaranteed by FDIC), 3.20%, 06/15/12	1,556,244
650,000	Metropolitan Life Global Funding I, 5.13%, 06/10/14 (b)	702,042
655,000	Morgan Stanley, 4.75%, 04/01/14	622,459
650,000	PNC Funding Corp., 0.45%, 01/31/14 (a)	640,321
615,000	Pricoa Global Funding I, 5.45%, 06/11/14 (b)	669,842
1,420,000	Regions Bank (guaranteed by FDIC), 3.25%, 12/09/11	1,427,854
495,000	Regions Financial Corp., 7.75%, 11/10/14	493,763
650,000	State Street Bank & Trust Co., 0.54%, 12/08/15 (a)	623,959
285,000	State Street Capital Trust III, 5.34% (callable at 100 beginning 03/15/13), 01/29/49 (c)	285,014

Principal Amount	Security Description	Value
$ 650,000	Wells Fargo Bank NA, 0.50%, 05/16/16 (a)	$576,100

		15,104,001
Industrials - 1.6%
475,000	Textron Inc., 6.20%, 03/15/15	510,230
535,000	Union Pacific Corp., 4.88%, 01/15/15	587,876

		1,098,106
Information Technology - 2.1%
525,000	CA Inc., 6.13%, 12/01/14	583,767
250,000	Hewlett-Packard Co., 2.95%, 08/15/12	253,581
520,000	International Business Machines Corp., 6.50%, 10/15/13	577,779

		1,415,127
Materials - 3.7%
495,000	Dow Chemical Co., 7.60%, 05/15/14	562,207
515,000	Mosaic Co., 7.63%, 12/01/16 (b)	540,106
335,000	Nalco Co., 8.25%, 05/15/17	365,150
480,000	Praxair Inc., 3.95%, 06/01/13	506,216
475,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	561,726

		2,535,405
Telecommunication Services - 0.5%
340,000	Crown Castle International Corp., 9.00%, 01/15/15	360,400

Utilities - 3.1%
400,000	Dayton Power & Light Co., 5.13%, 10/01/13	430,321
565,000	Georgia Power Co., 3.00%, 04/15/16	591,890
416,000	PacifiCorp, 5.45%, 09/15/13	447,753
595,000	Public Service Co. of Colorado, 7.88%, 10/01/12	636,048

		2,106,012

Total Corporate Bonds (cost $28,396,896)		29,107,236

Government and Agency Obligations - 28.3%
GOVERNMENT SECURITIES - 21.9%
Federal Home Loan Mortgage Corp. - 0.6%
350,000	Federal Home Loan Mortgage Corp., 4.50%, 07/15/13 (d)	375,729

Municipals - 3.4%
380,000	City of Omaha, Nebraska, 2.40%, 12/01/16	387,083
205,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 3.25%, 11/01/12	208,713
165,000	Lincoln Nebraska Tax Allocation, Perot Systems Redevelopment Project, 4.25%, 11/01/14	174,590

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Shares or Principal Amount	Security Description	Value
$ 550,000	Nebraska Public Power District, Revenue, Series B, 4.14%, 01/01/13	$572,005
600,000	New York City Transitional Finance Authority, 3.02%, 02/01/16	632,262
325,000	State of Mississippi, 2.63%, 11/01/16	339,303

		2,313,956
Treasury Inflation Index Securities - 1.0%
690,876	U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/16 (e)	713,815

U.S. Treasury Securities - 16.9%
1,000,000	U.S. Treasury Note, 1.75%, 11/15/11	1,001,992
1,800,000	U.S. Treasury Note, 2.75%, 10/31/13	1,890,562
5,810,000	U.S. Treasury Note, 2.63%, 12/31/14	6,205,353
790,000	U.S. Treasury Note, 2.38%, 03/31/16	843,757
1,550,000	U.S. Treasury Note, 1.75%, 05/31/16	1,611,876

		11,553,540
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 6.4%
Federal Home Loan Mortgage Corp. - 2.4%
551,291	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 12/15/17	562,173
1,041,904	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	1,091,708

		1,653,881
Federal National Mortgage Association - 4.0%
679,836	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	713,310
1,185,805	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	1,254,072
617,750	Federal National Mortgage Association REMIC, 5.50%, 11/25/34	637,768
1,252,035	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	117,867

		2,723,017

Total Government and Agency Obligations (cost $18,935,387)		19,333,938

Preferred Stocks - 0.6%
550	US Bancorp, Series A, 3.50% (callable at 1,000 beginning on 04/15/11) (c)	383,281

Total Preferred Stocks (cost $564,327)		383,281

Investment Company - 1.2%
91,194	Federated Institutional High-Yield Bond Fund	845,368

Total Investment Company (cost $780,407)		845,368

Shares	Security Description	Value
Short Term Investments - 2.3%
Investment Company - 2.3%
1,529,115	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (f)	$1,529,115

Total Short Term Investments (cost $1,529,115)		1,529,115

Total Investments - 98.8% (cost $66,784,765)		67,449,535
Other assets in excess of liabilities - 1.2%		845,124

NET ASSETS - 100%		$68,294,659

(a)	Variable rate security. The rate reflected is the rate in effect at September 30, 2011.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(d)	This security is a direct debt of the agency and not collateralized by mortgages.
(e)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2011.
(g)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Financial Statements.

AMBAC	AMBAC Indemnity Corp.
FDIC	Federal Deposit Insurance Corporation
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 21.0%
$ 1,348,000	Banc of America Commercial Mortgage Inc. REMIC, 5.37%, 09/10/47 (a)	$1,482,510
436,227	Bear Stearns Asset Backed Securities Trust REMIC, 5.00%, 10/25/33	435,621
999,335	Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.53%, 09/11/41	1,039,892
734,166	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	736,399
545,222	Citigroup Mortgage Loan Trust Inc. REMIC, 0.38%, 10/25/36 (a)	494,392
350,200	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	344,187
240,815	Countrywide Alternative Loan Trust REMIC, 5.64%, 08/25/36 (a)	234,739
216,510	Countrywide Asset-Backed Certificates REMIC, 0.47%, 06/25/34 (a)	194,026
404,660	Countrywide Asset-Backed Certificates REMIC, 0.41%, 12/25/34 (a)	326,623
266,433	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	263,328
276,370	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	286,246
635,000	First Union National Bank Commercial Mortgage REMIC, 6.67%, 12/12/33	635,362
575,000	GS Mortgage Securities Corp., 3.65%, 03/11/44 (b)	583,475
151,769	Home Equity Asset Trust REMIC, 0.34%, 07/25/37 (a)	146,713
351,878	MASTR Asset Securitization Trust REMIC, 5.25%, 11/25/35	345,101
540,000	Morgan Stanley Capital I, 3.22%, 09/15/16	547,252
313,988	Nomura Asset Acceptance Corp. REMIC, 6.00%, 03/25/47 (a)	148,326
168,485	Park Place Securities Inc. REMIC, 0.85%, 10/25/34 (a)	160,565
1,027,484	Preferred Term Securities XXI Ltd., 1.00%, 03/22/38 (a) (b) (c) (d)	154,123
612,442	Preferred Term Securities XXIV Ltd., 0.65%, 03/22/37 (a) (b) (d)	336,843
421,732	Residential Accredit Loans Inc. REMIC, 5.50%, 01/25/34	430,740
616,738	Residential Accredit Loans Inc. REMIC, 6.00%, 10/25/34	622,766
238,312	Residential Accredit Loans Inc. REMIC, 5.50%, 02/25/35	212,386

Principal Amount	Security Description	Value
$ 565,913	Residential Asset Mortgage Products Inc. (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	$504,657
466,614	Residential Asset Securities Corp. REMIC, 5.96%, 09/25/31	438,743
93,760	Structured Asset Securities Corp. REMIC, 5.50%, 07/25/33	94,355
414,519	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.30%, 09/25/33	416,804
235,746	Wells Fargo Home Equity Trust REMIC, 0.37%, 07/25/36 (a)	202,982

Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,358,614)		11,819,156

Corporate Bonds - 23.8%
Consumer Discretionary - 2.6%
310,000	Comcast Corp., 6.50%, 01/15/17	364,100
200,000	Hanesbrands Inc., 8.00%, 12/15/16	211,500
325,000	Mohawk Industries Inc., 6.88%, 01/15/16	335,563
295,000	Newell Rubbermaid Inc., 4.70%, 08/15/20	300,380
280,000	Whirlpool Corp., 4.85%, 06/15/21	281,312

		1,492,855
Consumer Staples - 1.4%
245,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	252,764
285,000	PepsiCo Inc., 7.90%, 11/01/18	379,216
165,000	SUPERVALU Inc., 8.00%, 05/01/16	155,925

		787,905
Energy - 1.4%
335,000	Enterprise Products Operating LLC, 6.30%, 09/15/17	388,877
270,000	Tosco Corp., 8.13%, 02/15/30	385,837

		774,714
Financials - 10.5%
340,000	American Express Co., 6.80%, 09/01/66 (a)	329,375
325,000	Chubb Corp., 6.80%, 11/15/31	410,675
300,000	Citigroup Inc., 6.50%, 08/19/13	315,689
185,000	Citigroup Inc., 8.50%, 05/22/19	223,447
390,000	General Electric Capital Corp., 0.59%, 01/08/16 (a)	363,158
335,000	Goldman Sachs Capital I, 6.35%, 02/15/34	303,361
30,000	Goldman Sachs Group Inc., 6.25%, 09/01/17	31,245
275,000	Hartford Financial Services Group Inc., 4.00%, 03/30/15	276,637

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
$ 325,000	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	$326,181
260,000	KeyBank NA, 4.95%, 09/15/15	276,750
320,000	Merrill Lynch & Co. Inc., 5.00%, 01/15/15	309,519
310,000	Metropolitan Life Global Funding I, 5.13%, 06/10/14 (b)	334,820
350,000	Morgan Stanley, 4.75%, 04/01/14	332,612
375,000	PNC Funding Corp., 0.45%, 01/31/14 (a)	369,416
285,000	Prudential Financial Inc., 7.38%, 06/15/19	333,963
250,000	Regions Financial Corp., 7.75%, 11/10/14	249,375
375,000	State Street Bank & Trust Co., 0.54%, 12/08/15 (a)	359,976
185,000	State Street Capital Trust III, 5.34% (callable at 100 beginning 03/15/13), 01/01/00 (e)	185,009
353,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16), 05/29/49 (e)	262,102
305,000	Wachovia Bank NA, 6.60%, 01/15/38	349,442

		5,942,752
Industrials - 1.8%
400,000	Pitney Bowes Inc., 5.25%, 01/15/37	405,960
275,000	Textron Inc., 6.20%, 03/15/15	295,396
245,000	Union Pacific Corp., 5.70%, 08/15/18	286,099

		987,455
Information Technology - 1.4%
320,000	CA Inc., 6.13%, 12/01/14	355,819
300,000	International Business Machines Corp., 7.00%, 10/30/25	409,888

		765,707
Materials - 2.5%
275,000	Dow Chemical Co., 4.25%, 11/15/20	276,477
290,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	326,983
270,000	Mosaic Co., 7.63%, 12/01/16 (b)	283,163
165,000	Nalco Co., 8.25%, 05/15/17	179,850
295,000	Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	348,861

		1,415,334
Telecommunication Services - 0.3%
160,000	Crown Castle International Corp., 9.00%, 01/15/15	169,600

Utilities - 1.9%
315,000	Alabama Power Co., 5.50%, 10/15/17	372,443
300,000	Dayton Power & Light Co., 5.13%, 10/01/13	322,741

Principal Amount	Security Description	Value
$ 300,000	PacifiCorp, 6.25%, 10/15/37	$388,278

		1,083,462

Total Corporate Bonds (cost $12,797,523)		13,419,784

Government and Agency Obligations - 49.9%
GOVERNMENT SECURITIES - 20.7%
Municipals - 2.8%
335,000	Nebraska Public Power District, RB, Series B, 4.85%, 01/01/14	362,159
285,000	New York City, New York, Water Finance Authority & Sewer Revenue, 5.72%, 06/15/42	351,248
215,000	State of Connecticut, Public Improvements, 4.95%, 12/01/20	249,432
215,000	State of Connecticut, Public Improvements, 5.63%, 12/01/29	246,635
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	374,217

		1,583,691
Treasury Inflation Index Securities - 2.0%
390,937	U.S. Treasury Inflation Indexed Note, 0.50%, 04/15/15 (f)	406,789
263,068	U.S. Treasury Inflation Indexed Note, 2.13%, 01/15/19 (f)	306,391
297,899	U.S. Treasury Inflation Indexed Note, 2.13%, 02/15/40 (f)	377,983

		1,091,163
U.S. Treasury Securities - 15.9%
250,000	U.S. Treasury Bond, 5.38%, 02/15/31	351,680
2,060,000	U.S. Treasury Bond, 4.38%, 11/15/39	2,648,387
860,000	U.S. Treasury Note, 3.25%, 06/30/16	954,667
1,570,000	U.S. Treasury Note, 3.50%, 02/15/18	1,783,299
2,810,000	U.S. Treasury Note, 3.63%, 02/15/21	3,246,207

		8,984,240
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 29.2%
Federal Home Loan Mortgage Corp. - 11.3%
1,090,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	1,197,513
1,244,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,384,859
1,374,952	Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/29	1,387,450
300,117	Federal Home Loan Mortgage Corp. REMIC, 5.50%, 08/15/29	302,259
1,964,829	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	2,089,125

		6,361,206

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

INCOME FUND

Shares or Principal Amount	Security Description	Value
Federal National Mortgage Association - 17.1%
$ 322,440	Federal National Mortgage Association, 5.50%, 11/01/16	$349,878
89,654	Federal National Mortgage Association, 4.50%, 12/01/18	96,036
1,315,000	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	1,396,133
160,849	Federal National Mortgage Association REMIC, 5.00%, 07/25/19	164,023
836,860	Federal National Mortgage Association, 7.50%, 08/01/22	965,687
955,222	Federal National Mortgage Association, 4.00%, 06/01/24	1,008,150
217,154	Federal National Mortgage Association REMIC, 5.50%, 12/25/32	221,087
189,074	Federal National Mortgage Association, 5.00%, 08/01/34	204,287
1,370,000	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	1,525,676
229,488	Federal National Mortgage Association, 5.50%, 08/01/37	250,395
864,887	Federal National Mortgage Association, 6.00%, 09/01/38	954,055
1,066,738	Federal National Mortgage Association, 4.50%, 01/01/40	1,152,800
1,276,092	Federal National Mortgage Association, 4.00%, 04/01/41	1,344,603

		9,632,810
Government National Mortgage Association - 0.8%
435,000	Government National Mortgage Association, 4.72%, 06/20/61 (d)	482,391

Total Government and Agency Obligations (cost $25,743,271)		28,135,501

Preferred Stock - 0.7%
580	US Bancorp, Series A, 3.50% (callable at 1,000 beginning on 04/15/11) (e)	404,188

Total Preferred Stocks (cost $595,666)		404,188

Exchange Traded Funds - 0.7%
5,047	iShares iBoxx High Yield Corporate Bond Fund	417,538

Total Exchange Traded Funds (cost $436,131)		417,538

Shares	Security Description	Value
Investment Company - 1.2%
75,364	Federated Institutional High-Yield Bond Fund	$698,626

Total Investment Company (cost $638,269)		698,626

Short Term Investments - 3.0%
Investment Company - 3.0%
1,709,199	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	1,709,199

Total Short Term Investments (cost $1,709,199)		1,709,199

Total Investments - 100.3% (cost $54,278,673)		56,603,992
Liabilities in excess of other assets - (0.3%)		(172,388)

NET ASSETS - 100%		$56,431,604

(a)	Variable rate security. The rate reflected is the rate in effect at September 30, 2011.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)	Non-income producing security.
(d)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Financial Statements.

(e)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2011.

AMBAC	AMBAC Indemnity Corp.
MBIA	Municipal Bond Investors Assurance
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 55.5%
Consumer Discretionary - 6.6%
4,400	BorgWarner Inc. (a)	$266,332
1,150	Chipotle Mexican Grill Inc. - Class A (a)	348,392
15,600	Comcast Corp. - Class A	326,040
3,200	McDonald’s Corp.	281,024
6,300	Nordstrom Inc.	287,784
450	Priceline.com Inc. (a)	202,257
5,000	Tempur-Pedic International Inc. (a)	263,050
5,400	Ulta Salon Cosmetics & Fragrance Inc. (a)	336,042
1,700	Wynn Resorts Ltd.	195,636

		2,506,557
Consumer Staples - 8.0%
11,200	Church & Dwight Co. Inc.	495,040
5,100	Colgate-Palmolive Co.	452,268
9,600	Herbalife Ltd.	514,560
5,000	Hershey Co.	296,200
10,500	Kraft Foods Inc. - Class A	352,590
4,000	Mead Johnson Nutrition Co.	275,320
6,000	PriceSmart Inc.	373,920
4,800	Whole Foods Market Inc.	313,488

		3,073,386
Energy - 6.0%
3,800	Apache Corp.	304,912
1,900	CARBO Ceramics Inc.	194,807
6,400	Exxon Mobil Corp.	464,832
4,900	Helmerich & Payne Inc.	198,940
4,100	Noble Energy Inc.	290,280
5,600	Occidental Petroleum Corp.	400,400
5,400	Peabody Energy Corp.	182,952
4,600	Schlumberger Ltd.	274,758

		2,311,881
Financials - 6.1%
5,800	ACE Ltd.	351,480
3,900	Affiliated Managers Group Inc. (a)	304,395
6,200	AFLAC Inc.	216,690
1,900	BlackRock Inc.	281,219
4,800	Credit Acceptance Corp. (a)	308,928
12,300	JPMorgan Chase & Co.	370,476
4,800	State Street Corp.	154,368
15,500	U.S. Bancorp	364,870

		2,352,426
Health Care - 7.8%
6,000	Abbott Laboratories	306,840
3,200	Biogen Idec Inc. (a)	298,080
5,500	Catalyst Health Solutions Inc. (a)	317,295
8,000	Cerner Corp. (a)	548,160
5,900	Covidien Plc	260,190
3,900	Medco Health Solutions Inc. (a)	182,871

Shares	Security Description	Value
6,900	Medidata Solutions Inc. (a)	$113,436
11,100	PSS World Medical Inc. (a)	218,559
6,800	Thermo Fisher Scientific Inc. (a)	344,352
10,466	Valeant Pharmaceuticals International Inc.	388,498

		2,978,281
Industrials - 5.8%
3,900	3M Co.	279,981
6,000	AGCO Corp. (a)	207,420
4,000	Dover Corp.	186,400
14,300	General Electric Co.	217,932
3,700	Joy Global Inc.	230,806
4,100	Norfolk Southern Corp.	250,182
6,900	Pall Corp.	292,560
4,000	Parker Hannifin Corp.	252,520
4,500	Roper Industries Inc.	310,095

		2,227,896
Information Technology - 10.7%
10,500	Adobe Systems Inc. (a)	253,785
1,650	Apple Inc. (a)	628,947
5,600	Citrix Systems Inc. (a)	305,368
6,500	Cognizant Technology Solutions Corp. - Class A (a)	407,550
2,500	Equinix Inc. (a)	222,075
3,000	Factset Research Systems Inc.	266,910
15,000	Intel Corp.	319,950
1,000	MasterCard Inc. - Class A	317,160
14,000	Mentor Graphics Corp. (a)	134,680
11,400	Microsoft Corp.	283,746
15,000	Oracle Corp.	431,100
6,000	QUALCOMM Inc.	291,780
8,700	Texas Instruments Inc.	231,855

		4,094,906
Materials - 2.4%
3,200	Agrium Inc.	213,312
2,600	Cliffs Natural Resources Inc.	133,042
3,400	Praxair Inc.	317,832
4,100	Sigma-Aldrich Corp.	253,339

		917,525
Telecommunication Services - 0.7%
7,000	Verizon Communications Inc.	257,600

Utilities - 1.4%
23,400	AES Corp. (a)	228,384
5,300	NextEra Energy Inc.	286,306

		514,690

Total Common Stocks (cost $16,920,731)		21,235,148

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value
Corporate Bonds - 22.5%
Consumer Discretionary - 3.0%
$ 500,000	Comcast Corp., 5.70%, 05/15/18	$577,864
500,000	Home Depot Inc., 5.40%, 03/01/16	565,742

		1,143,606
Consumer Staples - 0.8%
300,000	WM Wrigley Jr. Co., 2.45%, 06/28/12 (b)	303,662

Energy - 1.7%
300,000	BP Capital Markets Plc, 3.63%, 05/08/14	314,906
300,000	Shell International Finance BV, 3.25%, 09/22/15	319,914

		634,820
Financials - 10.4%
400,000	American Express Credit Co., 5.88%, 05/02/13	424,202
500,000	Bank of America NA, 6.00%, 06/15/16	490,006
500,000	Commonwealth Bank of Australia, 5.00%, 04/13/20 (c) (d)	509,760
500,000	General Electric Capital Corp., 5.63%, 09/15/17	548,468
400,000	Goldman Sachs Group Inc., 3.63%, 08/01/12	405,539
500,000	KeyCorp, 6.50%, 05/14/13	533,334
250,000	Regions Bank, 7.50%, 05/15/18	247,188
300,000	Vornado Realty Trust, 4.25%, 04/01/15	311,089
500,000	Wachovia Corp., 5.25%, 08/01/14	524,557

		3,994,143
Health Care - 1.2%
400,000	Novartis AG, 5.13%, 02/10/19	472,182

Industrials - 1.5%
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (b)	582,176

Telecommunication Services - 2.0%
400,000	AT&T Inc., 4.45%, 05/15/21	429,150
300,000	Verizon Communications Inc., 4.90%, 09/15/15	336,496

		765,646
Utilities - 1.9%
400,000	Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	463,326
250,000	Exelon Generation Co. LLC, 5.20%, 10/01/19	269,844

		733,170

Total Corporate Bonds (cost $8,241,380)		8,629,405

Principal Amount	Security Description	Value
Government and Agency Obligations - 12.6%
GOVERNMENT SECURITIES - 12.6%
Municipals - 10.4%
$ 250,000	Aurora Illinois, GO, Series A, 4.25%, 12/30/17	$275,467
250,000	City of Industry California, Sales Tax Revenue, 7.00%, 01/01/21	262,493
300,000	County of St. Charles Missouri (Insured by MBIA Insurance Corp), Sales Tax Revenue, 5.16%, 10/01/20	335,010
190,000	Denver City & County Board of Water Commission, Water Revenue, Series A, 5.00%, 12/15/19	213,699
100,000	Florida State Board of Education, Lottery Revenue, 5.19%, 07/01/19	113,082
265,000	Hamden Connecticut, GO, Series B, 5.38%, 08/15/22	300,065
195,000	Kansas Development Finance Authority, Kansas Project Revenue, Series N, 5.20%, 11/01/19	228,558
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	335,550
200,000	New Orleans, Louisiana, Public Improvements, Series A, 7.20%, 12/01/19	226,236
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	225,053
200,000	Parker Colorado, Series A, 5.30%, 11/01/18	222,044
200,000	Reeves County Texas, Correctional Facilities, 7.40%, 12/01/17	215,958
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	221,346
350,000	State of California, University Revenue Bonds, 5.45%, 11/01/22	385,094
280,000	Tulsa Airports Improvement Trust, Airport & Marina Revenue, Series B, 6.50%, 06/01/21	313,376
100,000	Vista Community Development Commission California, 7.61%, 09/01/21	110,308

		3,983,339

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

BALANCED FUND

Shares or Principal Amount	Security Description	Value
Treasury Inflation Index Securities - 2.2%
$ 428,343	U.S. Treasury Inflation Indexed Note, 1.38%, 10/31/11 (e)	$476,833
326,004	U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/17 (e)	374,880

		851,713

Total Government and Agency Obligations (cost $4,374,315)		4,835,052

Short Term Investments - 10.1%
Investment Company - 10.1%
3,849,416	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (f)	3,849,416

Total Short Term Investments (cost $3,849,416)		3,849,416

Total Investments - 100.7% (cost $33,385,842)		38,549,021
Liabilities in excess of other assets - (0.7%)		(260,796)

NET ASSETS - 100%		$38,288,225

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Fund’s investment adviser based on procedures approved by the Tributary Funds’ Board of Directors.

(c)	Variable rate security. The rate reflected is the rate in effect at September 30, 2011.
(d)

Restricted as to public resale of Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted table in the Notes to the Financial Statements.

(e)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2011.

GO	General Obligation
MBIA	Municipal Bond Investors Assurance

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

CORE EQUITY FUND

Shares	Security Description	Value
Common Stocks - 97.4%
Consumer Discretionary - 10.5%
78,975	Carnival Corp.	$2,392,943
172,325	Comcast Corp. - Class A	3,601,592
220,500	International Game Technology	3,203,865
99,350	Kohl’s Corp.	4,878,085
92,150	Lear Corp.	3,953,235
59,975	Mohawk Industries Inc. (a)	2,573,527
44,225	Nike Inc. - Class B	3,781,680

		24,384,927
Consumer Staples - 12.6%
116,875	HJ Heinz Co.	5,899,850
62,300	Kimberly-Clark Corp.	4,423,923
132,075	PepsiCo Inc.	8,175,442
63,550	Philip Morris International Inc.	3,964,249
105,825	Procter & Gamble Co.	6,686,024

		29,149,488
Energy - 12.4%
41,725	Apache Corp.	3,348,014
117,150	Chevron Corp.	10,838,718
121,025	Exxon Mobil Corp.	8,790,046
68,475	Peabody Energy Corp.	2,319,933
57,900	Schlumberger Ltd.	3,458,367

		28,755,078
Financials - 13.6%
86,350	AFLAC Inc.	3,017,932
108,325	BB&T Corp.	2,310,572
21,275	BlackRock Inc.	3,148,913
100,175	Citigroup Inc.	2,566,484
33,425	Goldman Sachs Group Inc.	3,160,334
163,850	JPMorgan Chase & Co.	4,935,162
89,175	MetLife Inc.	2,497,792
72,500	State Street Corp.	2,331,600
47,625	Travelers Cos. Inc.	2,320,766
225,025	U.S. Bancorp	5,297,088

		31,586,643
Health Care - 12.8%
104,600	Abbott Laboratories	5,349,244
78,350	Amgen Inc.	4,305,332
131,525	Medtronic Inc.	4,371,891
139,275	Novartis AG - ADR	7,767,367
99,075	Quest Diagnostics Inc.	4,890,342
79,200	Teva Pharmaceutical Industries Ltd. - ADR	2,947,824

		29,632,000
Industrials - 10.2%
74,600	3M Co.	5,355,534
112,200	Emerson Electric Co.	4,634,982
44,625	Flowserve Corp.	3,302,250
477,500	General Electric Co.	7,277,100

Shares	Security Description	Value
98,225	Jacobs Engineering Group Inc. (a)	$3,171,685

		23,741,551
Information Technology - 18.7%
93,450	Avnet Inc. (a)	2,437,176
231,000	Cisco Systems Inc.	3,578,190
228,075	EMC Corp. (a)	4,787,294
101,950	Hewlett-Packard Co.	2,288,778
256,700	Intel Corp.	5,475,411
36,050	International Business Machines Corp.	6,309,831
263,350	Microsoft Corp.	6,554,781
189,275	Oracle Corp.	5,439,763
59,650	QUALCOMM Inc.	2,900,780
135,950	Texas Instruments Inc.	3,623,068

		43,395,072
Materials - 3.6%
70,150	Air Products & Chemicals Inc.	5,357,356
78,474	Allegheny Technologies Inc.	2,902,753

		8,260,109
Utilities - 3.0%
335,600	AES Corp. (a)	3,275,456
88,550	Southern Co.	3,751,864

		7,027,320

Total Common Stocks (cost $235,495,732)		225,932,188

Short Term Investments - 2.8%
Investment Company - 2.8%
6,472,585	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	6,472,585

Total Short Term Investments (cost $6,472,585)		6,472,585

Total Investments - 100.2% (cost $241,968,317)		232,404,773
Liabilities in excess of other assets - (0.2%)		(466,655)

NET ASSETS - 100%		$231,938,118

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2011.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

LARGE CAP GROWTH FUND

Shares	Security Description	Value
Common Stocks - 95.0%
Consumer Discretionary - 16.1%
43,000	Comcast Corp.	$898,700
56,365	Johnson Controls Inc.	1,486,345
17,000	McDonald’s Corp.	1,492,940
1,755	Priceline.com Inc. (a)	788,802
56,155	Starbucks Corp.	2,094,020
24,030	Target Corp.	1,178,431
9,000	Wynn Resorts Ltd.	1,035,720
20,000	Yum! Brands Inc.	987,800

		9,962,758
Consumer Staples - 9.7%
29,000	Coca-Cola Enterprises Inc.	721,520
20,511	Colgate-Palmolive Co.	1,818,916
21,300	Mead Johnson Nutrition Co.	1,466,079
8,359	PepsiCo Inc.	517,422
22,275	Whole Foods Market Inc.	1,454,780

		5,978,717
Energy - 10.3%
10,500	Apache Corp.	842,520
69,300	Halliburton Co.	2,115,036
11,400	Noble Energy Inc.	807,120
9,000	Peabody Energy Corp.	304,920
10,800	Schlumberger Ltd.	645,084
64,784	Suncor Energy Inc.	1,648,105

		6,362,785
Financials - 2.6%
54,000	JPMorgan Chase & Co.	1,626,480

Health Care - 11.3%
9,000	Biogen Idec Inc. (a)	838,350
19,000	Johnson & Johnson	1,210,490
20,000	Medco Health Solutions Inc. (a)	937,800
38,000	Stryker Corp.	1,790,940
42,966	UnitedHealth Group Inc.	1,981,592
6,756	Valeant Pharmaceuticals International Inc.	250,783

		7,009,955
Industrials - 14.0%
14,100	Cummins Inc.	1,151,406
33,000	Dover Corp.	1,537,800
24,645	FedEx Corp.	1,667,974
24,144	Illinois Tool Works Inc.	1,004,390
16,000	Joy Global Inc.	998,080
38,300	Norfolk Southern Corp.	2,337,066

		8,696,716
Information Technology - 24.1%
12,000	Accenture Plc - Class A	632,160
33,405	Adobe Systems Inc. (a)	807,399
30,000	CA Inc.	582,300

Shares	Security Description	Value
12,500	Citrix Systems Inc. (a)	$681,625
12,000	Cognizant Technology Solutions Corp. (a)	752,400
101,132	Dell Inc. (a)	1,431,018
39,320	Fiserv Inc. (a)	1,996,276
3,413	Google Inc. - Class A (a)	1,755,579
39,578	Intel Corp.	844,199
4,805	MasterCard Inc.	1,523,954
38,500	Oracle Corp.	1,106,490
93,132	Symantec Corp. (a)	1,518,051
16,500	VMware Inc. - Class A (a)	1,326,270

		14,957,721
Materials - 6.9%
14,600	Agrium Inc.	973,236
27,700	Cliffs Natural Resources Inc.	1,417,409
20,000	Praxair Inc.	1,869,600

		4,260,245

Total Common Stocks (cost $57,353,375)		58,855,377

Short Term Investments - 10.7%
Investment Company - 10.7%
6,634,802	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	6,634,802

Total Short Term Investments (cost $6,634,802)		6,634,802

Total Investments - 105.7% (cost $63,988,177)		65,490,179
Liabilities in excess of other assets - (5.7%)		(3,525,396)

NET ASSETS - 100%		$61,964,783

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2011.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 93.6%
Consumer Discretionary - 18.2%
26,000	BorgWarner Inc. (a)	$1,573,780
41,000	Capella Education Co. (a)	1,163,580
90,000	Chico’s FAS Inc.	1,028,700
1,600	Chipotle Mexican Grill Inc. - Class A (a)	484,720
10,000	Coach Inc.	518,300
11,000	DeVry Inc.	406,560
30,400	Guess? Inc.	866,096
34,000	HanesBrands Inc. (a)	850,340
5,000	NetFlix Inc. (a)	565,800
19,000	Nordstrom Inc.	867,920
4,500	Panera Bread Co. - Class A (a)	467,730
67,900	Sotheby’s	1,872,003
20,000	Tempur-Pedic International Inc. (a)	1,052,200
70,000	Tenneco Inc. (a)	1,792,700
12,000	Ulta Salon Cosmetics & Fragrance Inc. (a)	746,760
25,000	Wolverine World Wide Inc.	831,250
13,300	Wynn Resorts Ltd.	1,530,564

		16,619,003
Consumer Staples - 6.6%
30,000	Church & Dwight Co. Inc.	1,326,000
60,000	Flowers Foods Inc.	1,167,600
40,000	Herbalife Ltd.	2,144,000
22,400	PriceSmart Inc.	1,395,968

		6,033,568
Energy - 9.6%
51,911	Bristow Group Inc.	2,202,584
6,600	CARBO Ceramics Inc.	676,698
73,082	GeoResources Inc. (a)	1,300,129
20,000	Noble Energy Inc.	1,416,000
30,000	Peabody Energy Corp.	1,016,400
50,000	Williams Cos. Inc.	1,217,000
27,000	World Fuel Services Corp.	881,550

		8,710,361
Financials - 7.2%
20,000	Affiliated Managers Group Inc. (a)	1,561,000
23,000	Credit Acceptance Corp. (a)	1,480,280
18,000	Portfolio Recovery Associates Inc. (a)	1,119,960
21,000	Signature Bank (a)	1,002,330
53,500	Stifel Financial Corp. (a)	1,420,960

		6,584,530
Health Care - 10.8%
25,000	Biogen Idec Inc. (a)	2,328,750
31,200	Catalyst Health Solutions Inc. (a)	1,799,928
30,000	Cerner Corp. (a)	2,055,600
27,500	Hospira Inc. (a)	1,017,500
20,100	Medidata Solutions Inc. (a)	330,444
60,000	PSS World Medical Inc. (a)	1,181,400

Shares	Security Description	Value
30,000	Valeant Pharmaceuticals International Inc.	$1,113,600

		9,827,222
Industrials - 16.6%
52,100	AGCO Corp. (a)	1,801,097
30,000	Applied Industrial Technologies Inc.	814,800
38,000	Dover Corp.	1,770,800
23,000	Genesee & Wyoming Inc. - Class A (a)	1,069,960
39,000	HUB Group Inc. - Class A (a)	1,102,530
97,698	Insituform Technologies Inc. - Class A (a)	1,131,343
20,000	Joy Global Inc.	1,247,600
25,000	Landstar System Inc.	989,000
39,700	Lincoln Electric Holdings Inc.	1,151,697
27,000	Pall Corp.	1,144,800
22,000	Roper Industries Inc.	1,516,020
42,000	Tetra Tech Inc. (a)	787,080
24,000	Woodward Governor Co.	657,600

		15,184,327
Information Technology - 17.8%
53,000	Adobe Systems Inc. (a)	1,281,010
60,000	Akamai Technologies Inc. (a)	1,192,800
60,000	CA Inc.	1,164,600
141,400	Cadence Design Systems Inc. (a)	1,306,536
20,000	Citrix Systems Inc. (a)	1,090,600
23,000	Cognizant Technology Solutions Corp. - Class A (a)	1,442,100
75,138	DG FastChannel Inc. (a)	1,273,589
70,000	Diodes Inc. (a)	1,254,400
12,000	Equinix Inc. (a)	1,065,960
15,000	Factset Research Systems Inc.	1,334,550
33,300	Itron Inc. (a)	982,350
165,600	Mentor Graphics Corp. (a)	1,593,072
27,000	OSI Systems Inc. (a)	905,040
82,000	Power-One Inc. (a)	369,000

		16,255,607
Materials - 6.8%
23,000	Agrium Inc.	1,533,180
65,000	Calgon Carbon Corp. (a)	947,050
24,000	Cliffs Natural Resources Inc.	1,228,080
25,000	Sigma-Aldrich Corp.	1,544,750
91,700	Zagg Inc. (a)	909,664

		6,162,724

Total Common Stocks (cost $73,224,953)		85,377,342

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Short Term Investments - 9.1%
Investment Company - 9.1%
8,328,894	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	$8,328,894

Total Short Term Investments (cost $8,328,894)		8,328,894

Total Investments - 102.7% (cost $81,553,847)		93,706,236
Liabilities in excess of other assets - (2.7%)		(2,493,269)

NET ASSETS - 100%		$91,212,967

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2011.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2011 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 96.4%
Consumer Discretionary - 13.3%
87,600	ANN Inc. (a)	$2,000,784
50,650	Buckle Inc.	1,947,999
287,525	Callaway Golf Co.	1,486,504
114,400	Foot Locker Inc.	2,298,296
84,150	International Speedway Corp. - Class A	1,921,986
60,100	Jack in the Box Inc. (a)	1,197,192
38,900	Mohawk Industries Inc. (a)	1,669,199
68,256	Steiner Leisure Ltd. (a)	2,782,797

		15,304,757
Consumer Staples - 2.8%
27,375	Lancaster Colony Corp.	1,670,149
37,800	WD-40 Co.	1,505,952

		3,176,101
Energy - 7.9%
62,525	Bill Barrett Corp. (a)	2,265,906
64,375	Dresser-Rand Group Inc. (a)	2,609,119
34,450	SM Energy Co.	2,089,392
51,000	Tidewater Inc.	2,144,550

		9,108,967
Financials - 19.7%
27,600	Affiliated Managers Group Inc. (a)	2,154,180
50,900	Arthur J Gallagher & Co.	1,338,670
38,000	Cullen/Frost Bankers Inc.	1,742,680
58,000	Delphi Financial Group Inc. - Class A	1,248,160
33,450	Home Properties Inc.	1,898,622
28,475	Jones Lang LaSalle Inc.	1,475,290
45,400	LTC Properties Inc.	1,149,528
67,575	Mack-Cali Realty Corp.	1,807,631
78,100	MB Financial Inc.	1,149,632
28,450	RLI Corp.	1,808,851
124,600	Selective Insurance Group	1,626,030
73,550	Texas Capital Bancshares Inc. (a)	1,680,618
50,500	UMB Financial Corp.	1,620,040
99,100	United Bankshares Inc.	1,990,919

		22,690,851
Health Care - 9.1%
81,900	Genomic Health Inc. (a)	1,800,162
10,900	Mettler Toledo International Inc. (a)	1,525,564
109,100	PSS World Medical Inc. (a)	2,148,179
133,700	VCA Antech Inc. (a)	2,136,526
77,600	West Pharmaceutical Services Inc.	2,878,960

		10,489,391
Industrials - 15.2%
97,400	Actuant Corp. - Class A	1,923,650
86,750	Barnes Group Inc.	1,669,937
65,800	Carlisle Cos. Inc.	2,097,704
56,700	CLARCOR Inc.	2,346,246
28,650	Hubbell Inc. - Class B	1,419,321

Shares	Security Description	Value
71,000	IDEX Corp.	$2,212,360
141,652	Insteel Industries Inc.	1,426,436
109,950	John Bean Technologies Corp.	1,567,887
42,600	Tennant Co.	1,506,762
66,700	Werner Enterprises Inc.	1,389,361

		17,559,664
Information Technology - 16.4%
39,800	Anixter International Inc.	1,888,112
31,650	CACI International Inc. - Class A (a)	1,580,601
163,800	Daktronics Inc.	1,405,404
53,350	Littelfuse Inc.	2,145,203
191,500	Micrel Inc.	1,813,505
110,375	Microsemi Corp. (a)	1,763,793
51,250	MTS Systems Corp.	1,570,300
83,400	National Instruments Corp.	1,906,524
111,400	Parametric Technology Corp. (a)	1,713,332
80,700	Park Electrochemical Corp.	1,724,559
33,400	Syntel Inc.	1,442,546

		18,953,879
Materials - 7.3%
45,050	Carpenter Technology Corp.	2,022,295
71,400	Intrepid Potash Inc. (a)	1,775,718
47,100	Materion Corp. (a)	1,068,228
66,550	Sensient Technologies Corp.	2,166,202
98,700	Worthington Industries Inc.	1,378,839

		8,411,282
Utilities - 4.7%
69,225	IDACORP Inc.	2,615,321
105,600	Westar Energy Inc.	2,789,952

		5,405,273

Total Common Stocks (cost $112,333,679)		111,100,165

Short Term Investments - 2.5%
Investment Company - 2.5%
2,914,823	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	2,914,823

Total Short Term Investments (cost $2,914,823)		2,914,823

Total Investments - 98.9% (cost $115,248,502)		114,014,988
Other assets in excess of liabilities - 1.1%		1,260,093

NET ASSETS - 100%		$115,275,081

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2011.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

	SHORT- INTERMEDIATE BOND FUND	INCOME FUND
Assets:
Investments, at cost	$66,784,765	$54,278,673
Unrealized appreciation (depreciation) of investments	664,770	2,325,319

Total investments, at value	67,449,535	56,603,992
Interest and dividends receivable	613,164	403,016
Receivable for capital shares issued	150,266	187,199
Receivable for investments sold	288,221	321,674
Prepaid expenses	21,031	17,281

Total Assets	68,522,217	57,533,162

Liabilities:
Cash Overdraft	–	–
Distributions payable	154,926	166,485
Payable for investments purchased	–	883,707
Payable for capital shares redeemed	17,067	2,213
Accrued expenses and other payables:
Investment advisory fees	15,745	15,285
Administration fees payable to non-related parties	7,962	6,497
Administration fees payable to related parties	3,937	3,242
Shareholder service fees	14,059	11,579
Director fees	1,149	988
Other fees	12,713	11,562

Total liabilities	227,558	1,101,558

Net assets	$68,294,659	$56,431,604

Composition of Net Assets:
Capital	$72,214,544	$55,540,306
Accumulated net investment income (loss)	(244,913)	323,044
Accumulated net realized gain (loss) from investments and foreign currency transactions	(4,339,742)	(1,757,065)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	664,770	2,325,319

Net Assets	$68,294,659	$56,431,604

Institutional Class:
Net assets	$68,294,659	$56,431,604
Shares of beneficial interest	7,261,698	5,544,888
Net asset value, offering and redemption price per share	$9.40	$10.18

Institutional Plus Class:
Net assets	n/a	n/a
Shares of beneficial interest	n/a	n/a
Net asset value, offering and redemption price per share	n/a	n/a

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2011 (Unaudited)

BALANCED FUND	CORE EQUITY FUND	LARGE CAP GROWTH FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND

$33,385,842	$241,968,317	$63,988,177	$81,553,847	$115,248,502
5,163,179	(9,563,544)	1,502,002	12,152,389	(1,233,514)

38,549,021	232,404,773	65,490,179	93,706,236	114,014,988
185,226	370,104	36,014	14,685	123,114
200,746	98,429	62,363	156,613	1,249,859
–	3,258,069	–	–	–
15,469	32,602	19,035	30,545	30,552

38,950,462	236,163,977	65,607,591	93,908,079	115,418,513

–	–	14,271	–	–
–	–	–	–	–
605,245	2,927,042	3,534,515	2,285,508	–
13,346	1,069,997	15,943	307,149	17,079

20,077	124,845	32,707	51,310	71,421
4,240	26,004	7,474	10,626	13,027
2,249	13,872	3,816	5,701	6,944
8,031	19,205	13,628	20,361	13,525
358	4,632	713	1,690	2,781
8,691	40,262	19,741	12,767	18,655

662,237	4,225,859	3,642,808	2,695,112	143,432

$38,288,225	$231,938,118	$61,964,783	$91,212,967	$115,275,081

$33,661,736	$250,016,811	$56,577,987	$80,639,594	$111,143,356
10,052	2,649,021	278,804	(346,438)	435,432
(546,742)	(11,164,170)	3,605,990	(1,232,578)	4,929,807
5,163,179	(9,563,544)	1,502,002	12,152,389	(1,233,514)

$38,288,225	$231,938,118	$61,964,783	$91,212,967	$115,275,081

$38,288,225	$89,361,323	$61,964,783	$91,212,967	$62,262,873
2,889,402	12,643,832	7,999,915	7,656,915	3,966,373
$13.25	$7.07	$7.75	$11.91	$15.70

n/a	$142,576,795	n/a	n/a	$53,012,208
n/a	20,133,373	n/a	n/a	3,370,256
n/a	$7.08	n/a	n/a	$15.73

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2011 (Unaudited)

	SHORT- INTERMEDIATE BOND FUND	INCOME FUND
Investment Income:
Interest	$1,165,552	$1,275,147
Dividend	57,773	62,176
Foreign tax withholding	–	–

Total Income	1,223,325	1,337,323

Expenses:
Investment advisory fees	174,195	171,261
Administration fees	57,951	48,041
Shareholder service fees - Institutional Class	87,098	71,358
Custodian fees	2,519	2,526
Chief compliance officer fees	3,840	3,244
Director fees	2,057	1,736
Transfer agent fees	14,432	13,847
Registration and filing fees	15,179	14,254
Other fees	7,974	6,119

Total expenses before waivers	365,245	332,386

Expenses waived by Adviser	(76,647)	(77,068)
Co-administration fees waived - Institutional Plus Class	–	–

Total Expenses	288,598	255,318

Net Investment Income (Loss)	934,727	1,082,005

Realized and Unrealized Gain (Loss) On Investments and Foreign Currency:
Net realized gain (loss) on investments and foreign currency transactions	(571,899)	(744,568)
Change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(171,138)	2,259,091

Net realized and unrealized gain (loss) on investments and foreign currencies	(743,037)	1,514,523

Net increase (decrease) in net assets from operations	$191,690	$2,596,528

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2011 (Unaudited)

BALANCED FUND	CORE EQUITY FUND	LARGE CAP GROWTH FUND	GROWTH OPPORTUNITIES FUND	SMALL COMPANY FUND

$293,621	$–	$–	$–	$–
148,876	2,632,785	623,984	272,051	968,138
(26)	(64,163)	(1,457)	(190)	–

442,471	2,568,622	622,527	271,861	968,138

148,092	1,007,517	361,532	408,840	572,575
31,442	201,637	60,295	81,822	101,109
49,364	134,680	100,425	136,280	92,105
2,550	2,186	2,504	2,465	2,400
2,032	12,999	5,044	5,518	6,508
931	8,560	2,095	3,097	4,563
12,588	28,672	17,742	17,254	18,954
12,563	17,319	10,799	16,538	10,709
4,524	29,215	11,337	11,900	21,019

264,086	1,442,785	571,773	683,714	829,942

(24,682)	(161,204)	(76,933)	(65,415)	(87,569)
–	(19,512)	–	–	(7,435)

239,404	1,262,069	494,840	618,299	734,938

203,067	1,306,553	127,687	(346,438)	233,200

1,005,986	(8,298,089)	3,436,518	1,836,438	5,299,132
(4,005,455)	(43,176,361)	(16,060,882)	(26,887,366)	(32,080,826)

(2,999,469)	(51,474,450)	(12,624,364)	(25,050,928)	(26,781,694)

$(2,796,402)	$(50,167,897)	$(12,496,677)	$(25,397,366)	$(26,548,494)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

STATEMENTS OF CHANGES IN NET ASSETS

	SHORT-INTERMEDIATE BOND FUND		INCOME FUND
	For the Six Months Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011
Operations:
Net investment income (loss)	$934,727	$2,029,349	$1,082,005	$2,561,366
Net realized gain (loss) from investment transactions	(571,899)	367,775	(744,568)	726,569
Change in unrealized appreciation (depreciation) on investments and translations of assets and liabilities in foreign currencies	(171,138)	(117,831)	2,259,091	(143,747)

Net increase (decrease) in net assets from operations	191,690	2,279,293	2,596,528	3,144,188

Distributions to Shareholders:
From net investment income
Institutional Class	(997,493)	(2,222,249)	(1,076,126)	(2,435,476)
From net realized gains on investments
Institutional Class	–	–	–	–
From return of capital
Institutional Class	–	–	–	–

Change in net assets from distributions to shareholders	(997,493)	(2,222,249)	(1,076,126)	(2,435,476)

Capital Transactions:
Proceeds from shares issued
Institutional Class	6,626,753	16,113,084	4,250,452	8,485,007
Institutional Plus Class	–	–	–	–
Proceeds from dividends reinvested
Institutional Class	444,065	954,225	352,916	729,321
Cost of shares redeemed
Institutional Class	(6,520,249)	(20,077,548)	(6,233,977)	(13,479,338)
Institutional Plus Class	–	–	–	–

Change in net assets from capital transactions	550,569	(3,010,239)	(1,630,609)	(4,265,010)

Change in net assets	(255,234)	(2,953,195)	(110,207)	(3,556,298)

Net Assets:
Beginning of period	68,549,893	71,503,088	56,541,811	60,098,109

End of period	$68,294,659	$68,549,893	$56,431,604	$56,541,811

Accumulated net investment income (loss)	$(244,913)	$(182,147)	$323,044	$317,165

Share Transactions Institutional Class:
Shares issued	695,871	1,687,963	420,519	851,118
Shares reinvested	46,683	99,964	34,998	73,086
Shares redeemed	(685,356)	(2,105,544)	(617,040)	(1,357,505)

Change in shares	57,198	(317,617)	(161,523)	(433,301)

Share Transactions Institutional Plus Class:
Shares issued	–	–	–	–
Shares redeemed	–	–	–	–

Change in shares	–	–	–	–

(a)	Institutional Plus Class shares of the Core Equity Fund and the Small Company Fund commenced operations on December 17, 2010.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

STATEMENTS OF CHANGES IN NET ASSETS

BALANCED FUND		CORE EQUITY FUND		LARGE CAP GROWTH FUND
For the Six Months Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011(a)	For the Six Months Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011

$203,067	$537,651	$1,306,553	$1,553,803	$127,687	$295,856
1,005,986	1,017,378	(8,298,089)	4,948,016	3,436,518	2,637,205
(4,005,455)	3,581,236	(43,176,361)	10,890,974	(16,060,882)	4,493,995

(2,796,402)	5,136,265	(50,167,897)	17,392,793	(12,496,677)	7,427,056

(210,896)	(531,794)	–	(211,335)	–	(189,954)

–	–	–	–	–	(1,334,463)

–	–	–	–	–	–

(210,896)	(531,794)	–	(211,335)	–	(1,524,417)

8,859,463	10,449,668	6,912,597	19,187,089	6,935,743	16,154,741
–	–	12,009,434	164,771,606	–	–

209,089	529,892	–	113,657	–	1,192,449

(6,364,512)	(6,890,669)	(13,576,849)	(24,016,033)	(22,121,708)	(14,822,011)
–	–	(7,464,417)	(4,742,483)	–	–

2,704,040	4,088,891	(2,119,235)	155,313,836	(15,185,965)	2,525,179

(303,258)	8,693,362	(52,287,132)	172,495,294	(27,682,642)	8,427,818

38,591,483	29,898,121	284,225,250	111,729,956	89,647,425	81,219,607

$38,288,225	$38,591,483	$231,938,118	$284,225,250	$61,964,783	$89,647,425

$10,052	$17,881	$2,649,021	$1,342,468	$278,804	$151,117

618,918	793,572	864,355	2,447,869	780,499	1,831,719
15,047	40,307	–	15,808	–	132,482
(448,953)	(532,953)	(1,717,345)	(3,080,403)	(2,353,408)	(1,690,846)

185,012	300,926	(852,990)	(616,726)	(1,572,909)	273,355

–	–	1,477,819	20,151,807	–	–
–	–	(935,664)	(560,589)	–	–

–	–	542,155	19,591,218	–	–

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

STATEMENTS OF CHANGES IN NET ASSETS

	GROWTH OPPORTUNITIES FUND		SMALL COMPANY FUND
	For the Six Months Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011(a)
Operations:
Net investment income (loss)	$(346,438)	$139,486	$233,200	$469,052
Net realized gain (loss) from investment transactions	1,836,438	5,306,484	5,299,132	3,629,994
Change in unrealized appreciation (depreciation) on investments and translations of assets and liabilities in foreign currencies	(26,887,366)	19,122,727	(32,080,826)	15,592,041

Net increase (decrease) in net assets from operations	(25,397,366)	24,568,697	(26,548,494)	19,691,087

Distributions to Shareholders:
From net investment income
Institutional Class	–	(139,486)	–	(44,697)
From net realized gains on investments
Institutional Class	–	–	–	(4,430,622)
From return of capital
Institutional Class	–	(171,098)	–	–

Change in net assets from distributions to shareholders	–	(310,584)	–	(4,475,319)

Capital Transactions:
Proceeds from shares issued
Institutional Class	27,279,350	31,436,195	8,762,862	21,836,642
Institutional Plus Class	–	–	4,233,555	62,950,344
Proceeds from dividends reinvested
Institutional Class	–	237,873	–	3,050,804
Cost of shares redeemed
Institutional Class	(17,757,811)	(17,269,965)	(9,734,030)	(22,763,828)
Institutional Plus Class	–	–	(3,190,201)	(3,275,695)

Change in net assets from capital transactions	9,521,539	14,404,103	72,186	61,798,267

Change in net assets	(15,875,827)	38,662,216	(26,476,308)	77,014,035

Net Assets:
Beginning of period	107,088,794	68,426,578	141,751,389	64,737,354

End of period	$91,212,967	$107,088,794	$115,275,081	$141,751,389

Accumulated net investment income (loss)	$(346,438)	$–	$435,432	$202,232

Share Transactions Institutional Class:
Shares issued	1,873,458	2,466,458	478,638	1,253,142
Shares reinvested	–	17,388	–	172,210
Shares redeemed	(1,264,821)	(1,384,585)	(525,340)	(1,320,542)

Change in shares	608,637	1,099,261	(46,702)	104,810

Share Transactions Institutional Plus Class:
Shares issued	–	–	237,461	3,477,936
Shares redeemed	–	–	(170,094)	(175,047)

Change in shares	–	–	67,367	3,302,889

(a)	Institutional Plus Class shares of the Core Equity Fund and the Small Company Fund commenced operations on December 17, 2010.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

FINANCIAL HIGHLIGHTS

For a Share Outstanding

		Investment Activities				Distributions to Shareholders from:						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments and Foreign Currency	Net Asset Value, End of Period	Total Return(a)		Net Assets, End of Period (000’s)	Expense to Average Net Assets(b)		Net Investment Income (Loss) to Average Net Assets(b)		Expense to Average Net Assets*(b)	Portfolio Turnover(a)
SHORT-INTERMEDIATE BOND FUND
Institutional Class
09/30/11	$9.51	$0.13	(c)	$(0.10)	$0.03	$(0.14)	$ –	$9.40	0.17%		$68,295	0.83%		2.68%		1.05%	18%
03/31/11	9.51	0.28	(c)	0.03	0.31	(0.31)	–	9.51	3.27		68,550	0.82		2.94		1.08	45
03/31/10	9.20	0.32	(c)	0.34	0.66	(0.35)	–	9.51	7.18		71,503	0.86		3.39		1.17	62
03/31/09	9.45	0.33		(0.14)	0.19	(0.39)	(0.05)	9.20	2.05		49,125	0.90		3.53		1.20	50
03/31/08	9.40	0.41		0.05	0.46	(0.41)	–	9.45	5.01	(d)	50,299	0.82	(e)	4.33	(e)	1.17	68
03/31/07	9.35	0.35	(c)	0.11	0.46	(0.41)	–	9.40	5.07		47,306	0.89		3.78		1.13	70

INCOME FUND
Institutional Class
09/30/11	9.91	0.19	(c)	0.27	0.46	(0.19)	–	10.18	4.68		56,432	0.89		3.79		1.16	15
03/31/11	9.79	0.42	(c)	0.10	0.52	(0.40)	–	9.91	5.37		56,542	0.83		4.26		1.18	68
03/31/10	9.29	0.45	(c)	0.51	0.96	(0.46)	–	9.79	10.49		60,098	0.77		4.72		1.27	71
03/31/09	9.69	0.42		(0.39)	0.03	(0.43)	–	9.29	0.40		51,965	0.79		4.47		1.33	63
03/31/08	9.63	0.46		0.05	0.51	(0.45)	–	9.69	5.27	(d)	59,117	0.71	(e)	4.73	(e)	1.29	81
03/31/07	9.52	0.40		0.12	0.52	(0.41)	–	9.63	5.66		64,946	0.98		4.21		1.19	77

BALANCED FUND
Institutional Class
09/30/11	14.27	0.07	(c)	(1.01)	(0.94)	(0.08)	–	13.25	(6.64)		38,288	1.21		1.03		1.34	11
03/31/11	12.44	0.22	(c)	1.82	2.04	(0.21)	–	14.27	16.56		38,591	1.22		1.67		1.37	34
03/31/10	8.70	0.17	(c)	3.74	3.91	(0.17)	–	12.44	45.17		29,898	1.37		1.57		1.53	70
03/31/09	12.36	0.24		(3.44)	(3.20)	(0.24)	(0.22)	8.70	(26.13)		21,861	1.35		2.28		1.51	60
03/31/08	14.69	0.18		(0.17)	0.01	(0.18)	(2.16)	12.36	(0.55	) (d)	31,376	1.30	(e)	1.32	(e)	1.51	83
03/31/07	14.14	0.12		0.57	0.69	(0.12)	(0.02)	14.69	4.83		33,659	1.33		0.84		1.45	60

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

FINANCIAL HIGHLIGHTS

For a Share Outstanding

		Investment Activities				Distributions to Shareholders from:						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments and Foreign Currency	Net Asset Value, End of Period	Total Return(a)		Net Assets, End of Period (000’s)	Expense to Average Net Assets (b)		Net Investment Income (Loss) to Average Net Assets(b)		Expense to Average Net Assets* (b)	Portfolio Turnover (a)
CORE EQUITY FUND
Institutional Class
09/30/11	$8.59	$0.03	(c)	$(1.55)	$(1.52)	$ –	$ –	$7.07	(17.70	) %	$89,361	1.10%		0.80%		1.22%	17%
03/31/11	7.92	0.06	(c)	0.63	0.69	(0.02)	–	8.59	8.69		115,919	1.15		0.82		1.29	32
03/31/10	5.54	0.05	(c)	2.39	2.44	(0.06)	–	7.92	44.10		111,730	1.18		0.78		1.34	24
03/31/09	8.72	0.09		(3.07)	(2.98)	(0.09)	(0.11)	5.54	(34.36)		70,000	1.24		1.34		1.40	28
03/31/08	10.33	0.09		(0.32)	(0.23)	(0.09)	(1.29)	8.72	(3.25	) (d)	95,746	1.18	(e)	0.87	(e)	1.39	31
03/31/07	10.45	0.11		1.24	1.35	(0.11)	(1.36)	10.33	13.09		108,580	1.22		1.06		1.32	36
Institutional Plus Class
09/30/11	8.59	0.04		(1.55)	(1.51)	–	–	7.08	(17.58)		142,577	0.83		1.09		0.97	17
03/31/11(f)	8.17	0.03		0.39	0.42	–	–	8.59	5.14		168,306	0.85		1.43		1.01	32

LARGE CAP GROWTH FUND
Institutional Class
09/30/11	9.36	0.01	(c)	(1.62)	(1.61)	–	–	7.75	(17.20)		61,965	1.23		0.32		1.42	83
03/31/11	8.73	0.03	(c)	0.77	0.80	(0.02)	(0.15)	9.36	9.19		89,647	1.26		0.36		1.44	18
03/31/10	5.98	0.02	(c)	2.75	2.77	(0.02)	–	8.73	46.40		81,220	1.22		0.32		1.53	14
03/31/09	8.60	0.05		(2.62)	(2.57)	(0.05)	–	5.98	(29.94)		30,771	0.99		0.84		1.55	18
03/31/08(i)	10.00	0.00	(g)	(1.40)	(1.40)	–	–	8.60	(14.00)		23,509	1.95		0.03		2.41	6

GROWTH OPPORTUNITIES FUND
Institutional Class
09/30/11	15.19	(0.05	) (c)	(3.23)	(3.28)	–	–	11.91	(21.53)		91,213	1.13		(0.64)		1.25	34
03/31/11	11.50	0.02	(c)	3.72	3.74	(0.05) (h)	–	15.19	32.54		107,089	1.16		0.18		1.30	45
03/31/10	7.36	(0.01	) (c)	4.15	4.14	–	–	11.50	56.25		68,427	1.18		(0.11)		1.35	54
03/31/09	13.16	0.05		(4.44)	(4.39)	(0.02)	(1.39) (h)	7.36	(33.91)		41,797	1.27		0.48		1.43	64
03/31/08	15.21	(0.02)		(0.69)	(0.71)	(0.05)	(1.29)	13.16	(5.50	) (d)	69,135	1.20	(e)	(0.17	) (e)	1.42	73
03/31/07	16.12	(0.02)		0.81	0.79	–	(1.70)	15.21	5.31		70,521	1.26		(0.15)		1.37	51

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

FINANCIAL HIGHLIGHTS

For a Share Outstanding

		Investment Activities				Distributions to Shareholders from:						Ratios/Supplemental Data
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investments and Foreign Currency	Net Asset Value, End of Period	Total Return(a)		Net Assets, End of Period (000’s)	Expense to Average Net Assets(b)		Net Investment Income (Loss) to Average Net Assets(b)		Expense to Average Net Assets*(b)	Portfolio Turnover(a)
SMALL COMPANY FUND
Institutional Class
09/30/11	$19.37	$0.02	(c)	$(3.69)	$(3.67)	$ –	$ –	$15.70	(18.95	) %	$62,263	1.22%		0.22%		1.35%	15%
03/31/11	16.56	0.11	(c)	3.89	4.00	(0.01)	(1.18)	19.37	24.83		77,747	1.26		0.64		1.41	28
03/31/10	9.90	0.06	(c)	6.66	6.72	(0.06)	–	16.56	68.04		64,737	1.34		0.47		1.50	30
03/31/09	15.65	0.12		(5.46)	(5.34)	(0.12)	(0.29)	9.90	(34.47)		30,051	1.43		0.88		1.59	32
03/31/08	19.47	0.06		(1.06)	(1.00)	(0.06)	(2.76)	15.65	(5.87	) (d)	39,676	1.35	(e)	0.37	(e)	1.56	27
03/31/07	20.08	0.08		1.77	1.85	(0.10)	(2.36)	19.47	9.56		45,845	1.38		0.41		1.48	31
Institutional Plus Class
09/30/11	19.38	0.05	(c)	(3.70)	(3.65)	–	–	15.73	(18.83)		53,012	0.94		0.50		1.10	15
03/31/11(f)	18.09	0.01	(c)	1.28	1.29	–	–	19.38	7.13		64,005	0.93		0.22		1.10	28

*	Ratios excluding contractual and voluntary waivers. Voluntary waivers may be stopped at any time.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share data calculated using average shares method.

(d)

During the year ended March 31, 2008, First National reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the total return was an increase of 0.06%. See Note 7 in notes to financial statements.

(e)

During the year ended March 31, 2008, First National reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact was a decrease to the net expense ratio and an increase to the net income ratio of, 0.06% for Short-Intermediate Bond Fund, 0.06% for Income Fund, 0.06% for Balanced Fund, 0.06% for Core Equity Fund, 0.07% for Growth Opportunities Fund and 0.06% for Small Company Fund. See Note 7 in notes to financial statements.

(f)	Commenced operations on December 17, 2010.

(g)	Amount rounds to less than $0.005 per share.

(h)	Distribution amount for the Growth Opportunities Fund includes a return of capital distribution of $0.10 and $0.03 per share for the years ended March 31, 2009 and March 31, 2011, respectively.

(i)	Commenced operations on July 5, 2007.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (Unaudited)

1. Organization

Tributary Funds, Inc. (the “Company”) was organized in October 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company issuing its shares in series. The Company consists of seven series, the Short-Intermediate Bond Fund, the Income Fund, the Balanced Fund, the Core Equity Fund, the Large Cap Growth Fund, the Growth Opportunities Fund and the Small Company Fund (collectively, the “Funds” and individually, a “Fund”). Each series represents a distinct portfolio with its own investment objectives and policies.

On close of business July 22, 2011, Institutional Class shares of the International Equity Fund were liquidated in exchange for Institutional Class shares of the Federated International Leaders Fund, a series of Federated World Investment Series, Inc. At this time, the International Equity Fund was terminated as a series of the Company.

At September 30, 2011, all Funds offer Institutional Class shares without a sales charge. Each Fund has established Institutional Plus Class shares and at September 30, 2011, the Core Equity Fund and Small Company Fund offer Institutional Plus Class shares without a sales charge. See Note 8. Subsequent Events on page 37 for Funds offering this share class after September 30, 2011. The two classes differ principally in applicable minimum investment, shareholder servicing fees and co-administration fee waivers. Co-administration fee waivers were discontinued effective August 1, 2011. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Under the Company’s organizational documents, the Company shall indemnify its Officers and Directors against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business, the Company may enter into contracts with its vendors and others that provide general indemnifications. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company. However, based on experience, the Company expects the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the-counter securities, are valued at the official closing price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. The Funds’ investment adviser and sub-advisers, as applicable, assist the Company’s Board of Directors (the “Board”), which is responsible for this review and determination process.

SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (Unaudited)

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee pursuant to procedures established by the Board. Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Company’s Fair Value Committee’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to, type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

In May 2011, the Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures. Effective for interim and annual reporting periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process and a narrative description of the sensitivity of the fair value measurement to changes in unobservable or Level 3 fair valuation inputs.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.
Level 2	–

includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3	–

includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Company’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued; or for which reliable quotes are not available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2011, by category:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$15,906,040	$344,557	$16,250,597
Corporate Bonds	—	29,107,236	—	29,107,236
Government and Agency Obligations	—	19,333,938	—	19,333,938
Preferred Stocks	—	383,281	—	383,281
Investment Company	845,368	—	—	845,368
Short Term Investments	1,529,115	—	—	1,529,115

Total	$2,374,483	$64,730,495	$344,557	$67,449,535

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$11,328,190	$490,966	$11,819,156
Corporate Bonds	—	13,419,784	—	13,419,784
Government and Agency Obligations	—	27,653,110	482,391	28,135,501
Preferred Stock	—	404,188	—	404,188
Exchange Traded Funds	417,538	—	—	417,538
Investment Company	698,626	—	—	698,626
Short Term Investments	1,709,199	—	—	1,709,199

Total	$2,825,363	$52,805,272	$973,357	$56,603,992

Balanced Fund
Common Stocks	$21,235,148	$—	$—	$21,235,148
Corporate Bonds	—	8,629,405	—	8,629,405
Government and Agency Obligations	—	4,835,052	—	4,835,052
Short Term Investments	3,849,416	—	—	3,849,416

Total	$25,084,564	$13,464,457	$—	$38,549,021

Core Equity Fund
Common Stocks	$225,932,188	$—	$—	$225,932,188
Short Term Investments	6,472,585	—	—	6,472,585

Total	$232,404,773	$—	$—	$232,404,773

Large Cap Growth Fund
Common Stocks	$58,855,377	$—	$—	$58,855,377
Short Term Investments	6,634,802	—	—	6,634,802

Total	$65,490,179	$—	$—	$65,490,179

Growth Opportunities Fund
Common Stocks	$85,377,342	$—	$—	$85,377,342
Short Term Investments	8,328,894	—	—	8,328,894

Total	$93,706,236	$—	$—	$93,706,236

Small Company Fund
Common Stocks	$111,100,165	$—	$—	$111,100,165
Short Term Investments	2,914,823	—	—	2,914,823

Total	$114,014,988	$—	$—	$114,014,988

There were no significant transfers into or out of Level 1, 2 or 3 during the period.

SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (Unaudited)

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2011:

	Balance at Beginning of Period	Transfers Into Level 3	Transfers Out of Level 3	Total Realized and Change in Unrealized Gain / (Loss)	Purchases	(Sales)	Balance at End of Period	Change in Unrealized Appreciation (Depreciation) on Investments Held at End of Period
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset- Backed Securities	$378,510	$-	$-	$(49,952)	$20,697	$(4,698)	$344,557	$(51,036)

Income Fund
Non-U.S. Government Agency Asset- Backed Securities	517,058	-	-	(23,307)	1,808	(4,593)	490,966	(24,276)
Government and Agency Obligations	-	-	-	2,052	480,339	-	482,391	2,052

Fund Total	$517,058	$-	$-	$(21,255)	$482,147	$(4,593)	$973,357	$(22,224)

Securities Transactions and Investment Income

Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on the sales of securities and on foreign currency transactions are determined by comparing the identified cost of the security lot sold with the net sale proceeds.

Foreign Currency Translation

The books and records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	Fair value of investment securities, other assets, and liabilities at the current bid rate of exchange

(ii)	Purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale

SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (Unaudited)

limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid or not is determined pursuant to procedures established by the Board. Not all restricted securities are considered illiquid. As of September 30, 2011, the Balanced Fund held the following Rule 144A security that was deemed illiquid:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Commonwealth Bank of Australia, 5.00%, 04/13/20	3/31/10	$500,000	$509,760	1.3%

Allocation of Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class are charged directly to that class, while expenses attributable to both classes are allocated to each class of shares based upon the ratio of net assets for each class as a percentage of total net assets.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Short-Intermediate Bond and Income Funds. The Balanced Fund declares and pays dividends from net investment income quarterly. The Core Equity Fund, Large Cap Growth Fund, Growth Opportunities Fund and Small Company Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceeded available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

3. Related Party Transactions and Fees and Agreements

Tributary Capital Management, LLC (“Tributary”), a subsidiary of First National Bank of Omaha (“FNBO”), which is a subsidiary of First National Bank of Nebraska, Inc., serves as the investment adviser to the Funds. Each Fund pays a monthly fee at an annual rate of the following percentages of each Fund’s average daily net assets: 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.75% for each of the Balanced Fund, Core Equity Fund and Growth Opportunities Fund, 0.90% for the Large Cap Growth Fund and 0.85% for the Small Company Fund.

Tributary has contractually agreed to waive certain of its fees until July 31, 2012 at the annual rate of the following percentages of each Fund’s average daily net assets: 0.22% for the Short-Intermediate Bond Fund, 0.27% for the Income Fund, 0.125% for the Balanced Fund, 0.12% for the Core Equity Fund, 0.12% for the Growth Opportunities Fund and 0.13% for the Small Company Fund. Tributary contractually agreed to waive certain of the Large Cap Growth Fund’s fees until July 31, 2011 at 0.15% of the Fund’s average daily net assets and effective August 1, 2011 at 0.30% of the Fund’s average daily net assets until July 31, 2012. None of the waived fees can be recaptured in subsequent periods.

Riverbridge Partners, LLC (“Riverbridge”) served as the investment sub-adviser to the Large Cap Growth Fund until June 30, 2011, at which time the agreement was terminated. Effective July 1, 2011, Tributary, as the Adviser to the Large Cap Growth Fund, assumed responsibility for investment management of the Fund. First National Fund Advisers (“FNFA”), a division of FNBO, serves as the investment sub-adviser for the Balanced Fund. Effective June 30, 2011, Tributary and First National Asset Management (“FNAM”), a division of FNBO, entered into a sub-advisory agreement for FNAM to serve as investment sub-adviser to the Short-Intermediate Bond Fund and Income Fund. See Note 8. Subsequent Events on page 37 for a change in sub-advisers after September 30, 2011.

JPMorgan Chase Bank, N.A. serves as the custodian for each of the Funds.

DST Systems, Inc. serves as transfer agent for the Funds, whose functions include disbursing dividends and other distributions. Tributary and Jackson Fund Services (“JFS”), a division of Jackson National Asset Management, LLC, serve as co-administrators of the Funds. As compensation for its administrative services, each co-administrator is entitled to a fee, calculated daily and paid monthly based on each Fund’s average daily net assets. Tributary receives 0.07% of each Fund’s average daily net assets. Prior to

SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (Unaudited)

July 31, 2011, Tributary contractually agreed to permanently waive co-administrator fees at an annual rate of 0.035% for each Fund’s Institutional Plus Class average daily net assets.

Beacon Hill Fund Services, Inc. provides the Funds’ Anti-Money Laundering Compliance Officer and Chief Compliance Officer services.

The Company has adopted an Administrative Services Plan, which allows the Funds’ Institutional Class shares to charge a shareholder services fee, pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, that may include the advisers, their correspondent and affiliated banks, including FNBO (each a “Service Organization”). Under the Administrative Services Plan, the Funds may enter into a Servicing Agreement with a Service Organization whereby such Service Organization agrees to provide certain record keeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of a Fund. The Funds maintain Servicing Agreements, one of which is with FNBO. FNBO receives an annual fee at the rate of 0.25% of the average aggregate net asset value of the Funds held during the period by customers for whom they provided services under the Servicing Agreement. The amounts charged to the Funds and either waived by or paid to FNBO for shareholder service fees are reported within the Statements of Operations.

4. Investment Transactions

The aggregate purchases and sales of securities, excluding U.S. Government securities and short-term investments (maturing less than one year from acquisition), for the period ended September 30, 2011 were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$10,395,368	$8,540,662
Income Fund	2,544,855	4,507,095
Balanced Fund	5,196,779	4,164,196
Core Equity Fund	48,718,593	45,643,316
Large Cap Growth Fund	65,975,193	69,241,650
Growth Opportunities Fund	44,138,616	35,227,247
Small Company Fund	21,285,834	19,745,507

The aggregate purchases and sales of long-term U.S. Government securities for the period ended September 30, 2011 were as follows:

	Purchases	Sales
Short-Intermediate Bond Fund	$3,924,959	$5,068,149
Income Fund	5,736,130	6,024,893

5. Capital Share Transactions

The Company is authorized to issue a total of 1,000,000,000 shares of common stock, 999,999,990 of which may be issued in series with a par value of $0.00001 per share. The Board is empowered to allocate such shares among different series of the Company’s shares without shareholder approval.

6. Federal Income Taxes

The following information is presented on an income tax basis. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders sufficient to relieve it from all, or substantially all, federal income taxes. Therefore, no provision is made for federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

Differences between amounts reported for financial statements and federal income tax purposes are attributable primarily to deferral of losses on wash sales, mark-to-market adjustments on investments in passive foreign investment companies and amortization/accretion adjustments for premium and market discount on debt securities.

SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (Unaudited)

To the extent there are differences between the amounts recognized for financial statements and federal income tax purposes that are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: reclassifications related to Treasury Inflation-Protected Securities, foreign currency, market discount, premium and/or paydown securities, reclassifications on the sale of REIT securities, net operating losses, expired capital loss carryforwards and distribution adjustments. These reclassifications have no impact on net assets.

At September 30, 2011, the cost basis, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short-Intermediate Bond Fund	$67,044,976	$1,467,934	$(1,063,375)	$404,559
Income Fund	54,224,997	3,973,224	(1,594,229)	2,378,995
Balanced Fund	33,385,842	6,410,229	(1,247,050)	5,163,179
Core Equity Fund	242,641,606	18,925,311	(29,162,144)	(10,236,833)
Large Cap Growth Fund	65,045,655	6,205,687	(5,761,163)	444,524
Growth Opportunities Fund	81,553,847	20,885,236	(8,732,847)	12,152,389
Small Company Fund	115,567,753	12,103,974	(13,656,739)	(1,552,765)

The tax character of dividends and distributions paid during the Funds’ last fiscal year ended March 31, 2011 were as follows:

	Ordinary Income*	Net Long Term Capital Gains	Return of Capital	Total Distributions Paid**
Short-Intermediate Bond Fund	$2,235,503	$-	$-	$2,235,503
Income Fund	2,446,727	-	-	2,446,727
Balanced Fund	531,794	-	-	531,794
Core Equity Fund	211,335	-	-	211,335
Large Cap Growth Fund	189,954	1,334,463	-	1,524,417
Growth Opportunities Fund	139,486	-	171,098	310,584
Small Company Fund	1,185,578	3,289,741	-	4,475,319

*    Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

**  Total distributions paid may differ from the Statement of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of March 31, 2011, the Funds’ last fiscal year end, the following Funds had net capital loss carryforwards, which are available to offset future net realized capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, the gains that are offset will not be distributed to shareholders. If not used, the capital loss carryforwards will expire as follows:

	2012	2013	2014	2015	2016	2017	2018	2019	Total
Short-Intermediate Bond Fund	$–	$–	$726,566	$1,593,824	$852,078	$577,072	$–	$–	$3,749,540
Income Fund	–	–	–	694,575	267,178	–	–	–	961,753
Balanced Fund	–	–	–	–	–	–	1,552,728	–	1,552,728
Core Equity Fund	–	–	–	–	–	–	2,192,793	–	2,192,793
Growth Opportunities Fund	–	–	–	–	–	–	3,069,015	–	3,069,015

The Regulated Investment Company Modernization Act of 2010 (“Act”) was enacted on December 22, 2010. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending March 31, 2012. Under the Act, a Fund will be permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be

SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (Unaudited)

required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses, and will not be considered exclusively short-term as under previous law. Relevant information regarding the impact of the Act on the Funds will be contained within the Federal Income Taxes section of the financial statement notes in the Funds’ Annual Report for the fiscal year ending March 31, 2012.

The Funds comply with FASB Accounting Standards Codification (“ASC”) Topic 740, “Income Taxes.” FASB ASC Topic 740 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax position taken in returns that remain subject to examination by all major tax jurisdictions, including federal and the State of Nebraska (e.g., the last four tax year ends). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions.

7. Regulatory Matters

As disclosed in the 2006 Annual Report, the U.S. Securities and Exchange Commission (the “SEC”) conducted an examination of FNB related to past payments of certain marketing and other expenses. Subsequently, FNB agreed to pay the Funds $313,681, which was paid in December 2007. This amount was allocated to each Fund based on the average net assets of the Fund on the date of the distribution. The impact to the total return, net expense ratio and net income ratio are disclosed in the Financial Highlights.

8. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes except as follows:

Effective October 14, 2011, the Short-Intermediate Bond Fund, Balanced Fund, Large Cap Growth Fund and Growth Opportunities Fund began offering Institutional Plus Class shares, without a sales charge, for sale to investors. Effective October 28, 2011, the Income Fund began offering Institution Plus Class shares, without a sales charge, for sale to investors.

On November 17, 2011 the Board approved a new investment sub-advisory agreement between Tributary and FNFA. FNAM and FNFA were combined into one entity and effective this date, the Sub-Adviser for the Short-Intermediate Bond Fund and Income Fund was changed to FNFA.

SEMI-ANNUAL REPORT 2011

ADDITIONAL FUND INFORMATION

September 30, 2011 (Unaudited)

Proxy Voting Policy

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-662-4203. The information also is included in the Company’s Statement of Additional Information, which is available on the Funds’ website at www.tributaryfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by writing to the Company at P.O. Box 219022, Kansas City, Missouri, 64141-6002, by calling 1-800-662-4203 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Company files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Special Shareholder Meeting

A special meeting of the shareholders of the International Equity Fund (the “Shareholders”) was held on July 21, 2011 at the offices of the Company, located at 1620 Dodge Street, 8th Floor, Omaha, Nebraska. At the meeting, the following matter was voted upon and approved by the Shareholders:

	Number of Votes
	For	Against	Abstained	Broker Non-Votes
Proposal: To approve an Agreement and Plan of Reorganization pursuant to which Federated International Leaders Fund (“Federated Fund”), a series portfolio of Federated World Investment Series, Inc., would acquire all of the assets of the Tributary International Equity Fund in exchange for Institutional Shares of the Federated Fund which will be distributed pro rata by the Tributary International Equity Fund to its shareholders, in complete liquidation and termination of the Tributary International Equity Fund as a series portfolio of Tributary Funds, Inc.	6,780,849.815	0	0	0

SEMI-ANNUAL REPORT 2011

ADDITIONAL FUND INFORMATION

September 30, 2011 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expense Paid During Period*	Expense Ratio During Period**	Beginning Account Value 4/01/11	Ending Account Value 9/30/11	Expense Paid During Period*	Expense Ratio During Period**
Short-Intermediate Bond Fund Institutional Class	$1,000.00	$1,001.70	$4.16	0.83%	$1,000.00	$1,020.91	$4.20	0.83%
Income Fund Institutional Class	1,000.00	1,046.80	4.57	0.89	1,000.00	1,020.61	4.51	0.89
Balanced Fund Institutional Class	1,000.00	933.60	5.87	1.21	1,000.00	1,019.00	6.12	1.21
Core Equity Fund Institutional Class	1,000.00	823.00	5.03	1.10	1,000.00	1,019.55	5.57	1.10
Institutional Plus Class	1,000.00	824.20	3.80	0.83	1,000.00	1,020.91	4.20	0.83
Large Cap Growth Fund Institutional Class	1,000.00	828.00	5.64	1.23	1,000.00	1,018.90	6.23	1.23
Growth Opportunities Fund Institutional Class	1,000.00	784.70	5.06	1.13	1,000.00	1,019.40	5.72	1.13
Small Company Fund Institutional Class	1,000.00	810.50	5.54	1.22	1,000.00	1,018.95	6.17	1.22
Institutional Plus Class	1,000.00	811.70	4.27	0.94	1,000.00	1,020.35	4.77	0.94

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Annualized.

SEMI-ANNUAL REPORT 2011

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2011 (Unaudited)

Review and Approval of the Funds’ Advisory and Sub-Advisory Agreements.

On May 17, 2011, the Board of Directors (the “Board”) of Tributary Funds, Inc. (the “Funds”), including all of the Directors who are not parties to any of the investment advisory or sub-advisory agreements for the Company or “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of any party to such agreements (the “Independent Directors”) voted to continue (i) the Investment Advisory Agreement dated May 3, 2010, between the Funds and Tributary Capital Management, LLC (“Tributary”), the investment adviser to the Funds and (ii) the Investment Sub-Advisory Agreement dated May 4, 2010, between Tributary and First National Fund Advisers (“FNFA”) with respect to the Balanced Fund. Additionally, on May 17, 2011, the Board, including all of the Independent Directors, approved a new Investment Sub-Advisory Agreement to be effective June 30, 2011, between Tributary and First National Asset Management (“FNAM”) with respect to the Short-Intermediate Bond Fund and the Income Fund (together, the “Fixed Income Funds”).

Tributary Capital Management, LLC

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment advisory agreement with Tributary. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the investment advisory agreement with Tributary.

Nature, Extent and Quality of Services to be Provided by the Investment Adviser.

The Board received and considered a variety of information pertaining to the nature, extent, and quality of services provided by Tributary. The Board recognized that Tributary would become the sole adviser to the Large Cap Growth Fund, noting Tributary’s track record as investment adviser to the Large Cap Growth Fund and as adviser to certain of the other Funds without a sub-adviser. Representatives of Tributary were available and answered questions regarding the expanded management duties. In its review of the nature, extent, and quality of services provided by Tributary to the Funds, the Board considered and concluded the following:

•	The professional qualifications and experience of the portfolio management teams for each of the Funds meet the expectations of the board.

•	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Funds are acceptable.

•	Tributary’s organization, resources, and research capabilities meet the board’s expectations.

•	There is an apparent absence of potential conflicts of interest in having Tributary serve as the investment adviser to the Funds.

•

That the Board found no material compliance, regulatory, or litigation concerns, and the Board reviewed Tributary’s compliance strategies. The Board confirmed that Tributary has adopted and maintained written procedures, which are in accordance with the Investment Advisers Act of 1940, as amended (“Advisers Act”), and consistent with the standards set forth in the 1940 Act.

•	Tributary’s portfolio transaction execution and soft dollar policies and practices were found to be adequate.

•	Tributary’s operations and facilities have been expanded since the last review and are considered adequate.

•	Tributary’s policies and procedures for allocating transactions among accounts are appropriate.

•

The range of Tributary’s service offerings, including investment analysis, investment management, trading of portfolio securities, proxy voting, valuation of portfolio securities, administering the Funds’ business affairs, and providing accounting, legal, compliance, record-keeping, and related services meet the needs of the Funds.

SEMI-ANNUAL REPORT 2011

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2011 (Unaudited)

After reviewing this information and discussing it with representatives of Tributary, the Board concluded that they were satisfied with the nature, extent, and quality of the services provided by Tributary.

Investment Performance.

The Board received and was satisfied with information regarding the performance of Funds managed by Tributary. The Board determined that the combination of personnel and resources of Tributary would be sufficient to sustain, and potentially improve, the investment performance of the Large Cap Growth Fund. The Board also noted that the investment performance of each Fund for the three months and calendar year ended December 31, 2010, had been comparable to its peer groups and its primary benchmark for the same periods.

Cost of Services Provided and Profitability.

The Board members reviewed and considered the advisory fees payable by each Fund to Tributary, including the fee waivers in place, in light of the nature, extent, and quality of the management services provided by Tributary. The Board noted that all current advisory fees, which the Board has previously determined to be fair and reasonable, would be renewed at their existing rates. Additionally, the Board members received and considered information comparing each Fund’s advisory fees and overall expenses with those of comparable funds as determined by Lipper. The Board considered that other investment advisers managing certain other mutual funds with similar investment objectives or principal investment strategies as the Funds may charge higher or lower management fees than Tributary. The Board noted that Tributary, not the respective Funds, would pay the sub-advisory fees of FNFA and FNAM out of its advisory fee from the Funds.

In relation to the fees payable to Tributary, the Board reviewed information regarding Tributary’s costs of providing services to the Funds, including personnel, systems, and the resources of investment, compliance, trading, accounting, and other administrative operations. It considered Tributary’s costs and willingness to invest in technology, infrastructure, and staff to maintain and expand services and capabilities and respond to industry and regulatory developments, and attract and retain qualified personnel. The Board also considered that Tributary will continue to pay portfolio managers a fixed salary based upon experience and market rates and that participation in the parent organization’s 401(k) plan is voluntary, with each portfolio manager eligible to receive a bonus, which is paid yearly and calculated as a percentage of base salary and is dependent upon Fund pre-tax performance versus Fund benchmarks.

Based on the foregoing information, the Board concluded that the Funds’ advisory fees and total expenses borne by the Funds are reasonable in relation to the services provided, and that Tributary’s estimated level of profitability from the Tributary Agreement was fair and reasonable. Additionally, given the nature and quality of Tributary’s services, the benefits expected to be received by the Funds, and the nature and extent of expected non-advisory services offered by Tributary, the Board found Tributary’s fees acceptable.

Economies of Scale.

The Board also noted that Tributary may realize economies of scale and synergies of operations if the Funds’ asset levels would substantially increase, but that at this time, it did not expect the Funds’ assets to increase to the point of providing economies of scale to Tributary. In light of the Funds’ current and expected size, the Board determined that fee breakpoints were not justified at the time.

Adviser Financial Information.

The Board reviewed Tributary’s income statement and balance sheet. Based on that information and the historical financial stability of Tributary’s parent company, First National Nebraska Inc. (“FNNI”) as it relates to the operations of Tributary, the Board concluded that Tributary is sufficiently capitalized to satisfy its obligations to the Funds.

Employment Arrangements.

The Board considered that Tributary does not intend to make any material changes to Tributary’s human or other resources that would adversely impact its ability to provide the same quality of advisory services that it has provided to the Funds in the past. Finally, the Board considered its familiarity and relationships with the existing portfolio managers of the Funds and its satisfaction

SEMI-ANNUAL REPORT 2011

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2011 (Unaudited)

with the experience and qualifications of such portfolio managers. The Board also considered Tributary’s presentation regarding the proposed strategies of the anticipated portfolio managers to the Large Cap Growth Fund.

Legal Considerations.

The Board reviewed Tributary’s and its affiliates’ history of regulatory compliance, including any enforcement proceedings and SEC deficiency letters issued to Tributary, along with Tributary’s responses, and found the results to be satisfactory. The Board also considered Tributary’s prior ability to satisfy compliance obligations. Additionally, the Board confirmed there were no materials changes to Tributary’s Code of Ethics. The Board noted that Tributary was not aware of any pending or anticipated legal proceedings or investigations involving Tributary or its affiliates.

Other Considerations.

The Board considered a variety of other benefits to be realized by Tributary as a result of Tributary’s relationship with the Funds, including fees for administrative services provided for the benefit of certain Funds. The Board took these ancillary benefits into account in evaluating the reasonableness of the advisory fees payable to Tributary. The Board also identified and considered the benefits that may accrue to Tributary because of its relationship with the Funds. Such benefits include greater assets under management, resulting in recruiting high quality staff, supporting research services, more favorable commission rates, and enhanced marketing.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Directors concluded that the terms of the Tributary Agreement are fair and reasonable; and concluded that Tributary’s fees are reasonable in light of the services that Tributary provides to the Funds.

First National Funds Advisers

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the sub-advisory agreement with FNFA. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the continuance of the sub-advisory agreement with FNFA.

Nature, Extent, and Quality of Services to be Provided by FNFA.

The Board received and considered a variety of information pertaining to the nature, extent, and quality of services provided by FNFA under the FNFA Agreement. Representatives of FNFA were available and answered questions regarding its duties. In its review of the nature, extent, and quality of services provided by FNFA to the Balanced Fund, the Board considered and concluded the following:

•	The professional qualifications and experience of the portfolio management team for the Balanced Fund meet the expectations of the board.

•	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Balanced Fund is acceptable.

•	FNFA’s organization, resources, and research capabilities meet the board’s expectations.

•	There is an apparent absence of potential conflicts of interest in having FNFA serve as the investment sub-adviser to the Balanced Fund.

•	FNFA’s portfolio transaction execution and soft dollar policies and practices were found to be adequate.

•	FNFA’s operations and facilities are adequate.

•	FNFA’s policies and procedures for allocating transactions among accounts are appropriate.

SEMI-ANNUAL REPORT 2011

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2011 (Unaudited)

•

FNFA’s service offerings, including investment analysis, investment management, trading of portfolio securities, proxy voting, and valuation of portfolio securities meets the needs of the Balanced Fund.

After reviewing this information and discussing it with representatives of FNFA, the Board concluded that they were satisfied with the nature, extent, and quality of the services provided by FNFA.

Investment Performance.

The Board recognized that the investment objective and principal investment strategies of the Balanced Fund are expected to continue substantially unchanged. The Board also noted that all of FNFA’s investment strategies continue to be team managed by the same personnel and noted FNFA’s focus on using data, technology, and sophisticated analytical methods to evaluate and project expected returns. The Board also reviewed the performance of the Balanced Fund for the one, three, five and ten year period versus it’s stated benchmark for the same periods.

Cost of Services Provided and Profitability.

The Board members reviewed and considered the advisory fees payable by the Balanced Fund to FNFA in light of the nature, extent, and quality of the management services provided by FNFA. The Board noted that the sub-advisory fees, which the Board has previously determined to be fair and reasonable, would be renewed at their existing rates. Additionally, the Board members received and considered information comparing the Balanced Fund’s advisory fees and overall expenses with those of comparable funds as determined by Lipper. The Board considered that other sub-advisers managing certain other mutual funds with similar investment objectives or principal investment strategies as the Balanced Fund may charge higher or lower sub-advisory fees than FNFA. While not being able to allocate specific expenses between FNFA and the Wealth Management Group, FNFA estimated its costs and profitability of providing service to the Balanced Fund. The Board noted that Tributary, not the Balanced Fund, would pay FNFA’s sub-advisory fees out of Tributary’s advisory fee from the Balanced Fund.

Based on the foregoing information, the Board concluded that the Balanced Fund’s advisory fees and total expenses are reasonable in relation to the services provided, and that FNFA’s estimated level of profitability from the sub-advisory agreement was fair and reasonable. Additionally, given the nature and quality of FNFA’s services, the benefits expected to be received by the Balanced Fund, and the nature and extent of the non-advisory services offered by FNFA, the Board found FNFA’s fees acceptable.

Economies of Scale.

The Board also noted that FNFA may realize economies of scale and synergies of operations if the Balanced Fund’s asset levels would substantially increase, but that at this time, it did not expect the Balanced Fund’s assets to increase to the point of providing economies of scale to FNFA. In light of the Balanced Fund’s current and expected size, the Board determined that fee breakpoints were not justified at the time.

Employment Arrangements.

The Board considered FNFA’s current personnel, as well as its plans for attracting and retaining high quality investment professionals. The Board noted that Kurt Spieler and John Harris are the portfolio managers that will be responsible for the day-to-day management of the Balanced Fund. However, it was noted that while the Balanced Fund will be co-managed, Kurt Spieler will have final decision-making authority. The Board then reviewed each of these individuals’ biographies. The Board also considered FNFA’s method for determining the compensation of each portfolio manager. It was noted that FNFA offers a competitive compensation package that includes incentive bonus payments. The firm’s package of benefits includes firm contributions to 401(k) plans and continuing education. Finally, the Board noted that FNFA provides a workplace environment that is conducive to attracting and retaining high quality investment professionals.

Legal Consideration.

The Board reviewed FNFA’s compliance program and noted that FNFA’s compliance policies and procedures were in accordance with the Advisers Act and that the compliance program was generally consistent with the standard set forth under the 1940 Act. The Board also reviewed FNFA’s Code of Ethics and considered FNFA’s internal controls, which include compliance policies and procedures, and on-going training. The Board noted that FNFA was not aware of any pending or anticipated legal proceedings or investigations involving FNFA.

SEMI-ANNUAL REPORT 2011

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2011 (Unaudited)

Other Considerations.

The Board noted that there may be certain intangible benefits gained by FNFA to the extent that serving the Balanced Fund could assist in retaining and attracting key investment professionals; increasing total commission dollars thereby enhancing the ability to obtain general research; and, in some cases, obtaining more favorable commission rates on portfolio transactions.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of its Independent Directors concluded that the terms of the FNFA Agreement are fair and reasonable and that FNFA’s fees are reasonable in light of the services that FNFA provides to the Balanced Fund.

First National Asset Management

In its deliberations, the Board did not identify any single piece of information that was controlling or determinative for its decision respecting the investment sub-advisory agreement with FNAM. However, the following are the Board’s conclusions respecting the material factors the Board considered when approving the investment sub-advisory agreement with FNAM.

Nature, Extent, and Quality of Services to be Provided by FNAM.

The Board received and considered a variety of information pertaining to the nature, extent, and quality of services to be provided by FNAM under the FNAM Agreement. Because FNAM is a newly formed entity, the Board requested and evaluated FNAM’s organizational documents, including its proposed registration with the SEC, which it found acceptable. Representatives of FNAM were available and answered questions regarding its duties. In its review of the nature, extent, and quality of services to be provided by FNAM to the Fixed Income Funds, the Board considered and concluded the following:

•

The biographical information provided for each portfolio manager to be employed by FNAM following the closing of the FNNI reorganization who would be providing services under the FNAM Agreement had the breadth and depth of experience expected (including that the personnel servicing the Fixed Income Funds were anticipated to remain unchanged).

•	The overall high quality of the personnel, operations, financial condition, investment management capabilities and methodologies are acceptable.

•	FNAM’s resources, and research capabilities meet the board’s expectations.

•	There is an apparent absence of potential conflicts of interest in having FNAM serve as the investment adviser to the Fixed Income Funds.

•	FNAM’s portfolio transaction execution and soft dollar policies and practices were found to be adequate.

•	FNAM’s policies and procedures for allocating transactions among accounts are appropriate.

•

FNAM’s service offerings, including investment analysis, investment management, trading of portfolio securities, proxy voting, and valuation of portfolio securities meet the needs of the Fixed Income Funds.

After reviewing this information and discussing it with representatives of FNAM, the Board concluded that they were satisfied with the nature, extent, and quality of the services to be provided by FNAM.

Investment Performance.

The Board recognized that the investment objective and principal investment strategies of the Fixed Income Funds are expected to continue substantially unchanged under the FNAM Agreement. It was noted that the portfolio management team at Tributary managing the Fixed Income Funds will continue to manage the Fixed Income Funds at FNAM, providing no change in management. The Board believes clarifying the responsibility for the Fixed Income Funds’ investment performance will produce greater accountability to the Fixed Income Funds’ shareholders. The Board also reviewed the performance of the Fund for the

SEMI-ANNUAL REPORT 2011

INVESTMENT ADVISORY AGREEMENT APPROVAL

September 30, 2011 (Unaudited)

one, three, five and ten year periods versus their stated benchmarks as sources for evaluating the performance for the Fixed Income Funds.

Cost of Services Provided and Profitability.

The Board reviewed the rate of FNAM’s sub-advisory fees in relation to the nature, extent, and quality of services to be provided by FNAM, based on the financial projections provided by FNAM. The Board noted that the sub-advisory fees, which the Board had previously determined to be fair and reasonable, would be renewed at their existing rates. Additionally, the Board members received and considered information comparing the Income and Short-Intermediate Bond Funds’ advisory fees and overall expenses with those of comparable funds as determined by Lipper. The Board considered that other sub-advisers managing certain other mutual funds with similar investment objectives or principal investment strategies as the Fixed Income Funds may charge higher or lower sub-advisory fees than FNAM. While not being able to allocate specific expenses between FNAM and First National Bank, FNAM estimated its revenue to be earned from the Fixed Income Funds. The Board noted that Tributary, not the Income or Short-Intermediate Bond Fund, would pay FNAM’s sub-advisory fees out of Tributary’s advisory fee from the Fixed Income Funds.

Based on the foregoing information, the Board concluded that the Fixed Income Funds’ advisory fees and total expenses are reasonable in relation to the services to be provided. Additionally, given the nature and quality of FNAM’s services, the benefits expected to be received by the Fixed Income Funds, and the nature and extent of the non-advisory services offered by FNAM, the Board found FNAM’s fees acceptable.

Economies of Scale.

The Board also noted that FNAM may realize economies of scale and synergies of operations if the Fixed Income Funds’ asset levels would substantially increase, but that at this time, it did not expect the Fixed Income Funds’ assets to increase to the point of providing economies of scale to FNAM. In light of the Fixed Income Funds’ current and expected size, the Board determined that fee breakpoints were not justified at the time.

Employment Arrangements.

The Board considered FNAM’s proposed personnel, as well as its plans for attracting and retaining high quality investment professionals. The Board noted that Ronald Horner, Mary Anne Mullen, and Travis Nordstrom will be the portfolio managers that will be responsible for the day-to-day management of the Fixed Income Funds, filling the same capacity for the management of the Fixed Income Funds that they held while with Tributary. The Board then reviewed each of these individuals’ biographies. The Board also considered FNAM’s method for determining the compensation of each portfolio manager. It was noted that FNAM will offer a competitive compensation package that includes incentive bonus payments. The firm’s package of benefits will include firm contributions to 401(k) plans and continuing education. Finally, the Board noted that FNAM will provide a workplace environment that is conducive to attracting and retaining high quality investment professionals. The Board found this method to be consistent with methodologies used by current investment adviser to the Fixed Income Funds.

Legal Considerations.

The Board reviewed FNAM’s anticipated compliance program, including the procedures to be adopted and maintained by FNAM. The Board noted that these procedures were in accordance with the Advisers Act and that the compliance program was generally consistent with the standard set forth under the 1940 Act. The Board also reviewed FNAM’s Code of Ethics and considered FNAM’s internal controls, which include compliance policies and procedures, and on-going training. The Board noted that FNAM was not aware of any pending or anticipated legal proceedings or investigations involving FNAM.

Other Considerations.

The Board also identified and considered the benefits that are anticipated to accrue to FNAM because of its relationship with the Fixed Income Funds, including enhanced marketing.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including its Independent Directors, concluded that the terms of the investment sub-advisory agreement with FNAM are fair and reasonable and concluded that the fees to be charged by FNAM under its sub-advisory agreement were reasonable in light of the services that FNAM would provide to the Fixed Income Funds.

SEMI-ANNUAL REPORT 2011

DIRECTORS AND OFFICERS

September 30, 2011 (Unaudited)

Overall, responsibility for management of the Company rests with its Board, which is elected by the shareholders of the Company. The Company is managed by the Directors in accordance with the laws governing corporations in Nebraska. The Board oversees all of the Funds. Directors serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal. The Directors elect the officers of the Company to supervise its day-to-day operations.

Information about the Directors and officers of the Company is set forth below. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 1-800-662-4203.

Name, Address[1], Age, and Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

INDEPENDENT DIRECTORS
Robert A. Reed Age 72	Indefinite; Since 1994.	President and Chief Executive Officer, Physicians Mutual Insurance Company and Physicians Life Insurance Company (1974 – present).	7	None.
Director
Gary D. Parker Age 66	Indefinite; Since 2005.	Retired.	7	None.
Director
John J. McCartney Age 67	Indefinite; Since 2010.	Retired. Executive Vice President and Chief Financial Officer, Zurich Insurance Group North America (August 2002 – June 2007).	7	None.
Director

INTERESTED DIRECTOR
Stephen R. Frantz[2] Age 53 Director/President	Indefinite; Since 2010.	President, Tributary Capital Management, LLC (May 2010 – present); Chief Investment Officer, First Investment Group (January 2005 – May 2010); Chief Investment Officer, FNBO Fund Advisers (January 2005 – May 2010).	7	None.

SEMI-ANNUAL REPORT 2011

DIRECTORS AND OFFICERS

September 30, 2011 (Unaudited)

Name, Address, Age, and Position(s) Held with Funds	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
OFFICERS
Daniel W. Koors[3] Age: 41 Treasurer	Indefinite; Since December 2009.	Senior Vice President of Jackson National Asset Management (“JNAM”) and Jackson Fund Services (“JFS”), a division of JNAM, (2009 – present);Chief Operations Officer of JNAM and JFS (2011 – present); Vice President, Treasurer and Chief Financial Officer of investment companies advised by JNAM (2006 – present). Formerly, Chief Financial Officer of JNAM and JFS (2007 – 2011); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (“Jackson”) (2006 – 2009); Vice President of JNAM and JFS (2007 – 2008); Assistant Treasurer of investment companies advised by JNAM (2006); Partner of Deloitte & Touche LLP (2003 – 2006).	N/A	N/A
Rodney L. Ruehle[4] Age: 43 Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite; Since December 2009.	Director, Beacon Hill Fund Services, Inc. (2008 – present). Formerly, Vice President, CCO Services, Citi Fund Services, Inc. (2004 – 2008).	N/A	N/A
Evan C. Williams[5] Age: 29 Secretary	Indefinite; Since January 2011.	Senior Attorney of JNAM and JFS (2011 – present). Formerly, Compliance Manager of JNAM and JFS (2010 – 2011); Attorney, Lee & Stone LLP (2009 – 2010); Associate Attorney, Akin Gump Strauss Hauer & Feld LLP (2007 – 2009).	N/A	N/A

1 The address for all Directors is 1620 Dodge Street, Stop 1089, Omaha, Nebraska 68102.

2 As defined in the 1940 Act, Mr. Frantz is an “interested” director because he is an officer of Tributary Capital Management, LLC, which is the investment adviser for the Funds.

3 The address for Mr. Koors and Mr. Williams is 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606.

4 The address for Mr. Ruehle is 4041 North High Street, Suite 402, Columbus, Ohio 43214.

5 Effective October 27, 2011, Mr. Williams resigned as Secretary of the Company. At this time, the Board approved the appointment of Ms. Megan Garcy as Secretary to the Company by written consent.

TRIBUTARY FUNDS

Investment Sub-Advisers
(Balanced Fund only)
First National Fund Advisers
215 West Oak Street, 4th Floor
Fort Collins, Colorado 80521

(Short-Intermediate Bond Fund and Income Fund only)
First National Asset Management
1620 Dodge Street, Stop 8147
Omaha, Nebraska 68197

Custodians
JPMorgan Chase
4 New York Plaza, 12th Floor
New York, NY 10004

Distributor
Northern Lights Distributors, LLC
4020 South 147th Street
Omaha, Nebraska 68137

Legal Counsel
Husch Blackwell LLP
1620 Dodge Street, Suite 2100
Omaha, Nebraska 68102

Compliance Services
Beacon Hill Fund Services, Inc.
4041 N. High Street, Suite 402
Columbus, Ohio 43214

This report has been prepared for the general information of Tributary Funds' shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Tributary Funds' prospectus. The prospectus contains more complete information about Tributary Funds' investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

For more information
call 1-800-662-4203

or write to:
Tributary Funds Service Center
P.O. Box 219022
Kansas City, Missouri 64121-9022

or go to:
www.tributaryfunds.com

Forward Motion. Momentum. Success.

1657-NLD-11/8/2010
TF-SAR-0911

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as a part of the report to shareholders filed under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last disclosed such procedures.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-

3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable to the semi-annual filing.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.
(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Daniel W. Koors
Name:	Daniel W. Koors
Title:	Treasurer
Date:	December 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Name:	Stephen R. Frantz
Title:	President
Date:	December 7, 2011

By:	/s/ Daniel W. Koors
Name:	Daniel W. Koors
Title:	Treasurer
Date:	December 7, 2011

EXHIBIT LIST

Exhibit 12(a)(2)(a)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(a)(2)(b)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Act.